UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06102
MFS SERIES TRUST VI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Utilities Fund
Class A-MMUFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$106	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Utilities Fund (fund) provided a total return of 11.80%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.80%	9.89%	8.85%
A with initial sales charge (5.75%)	5.37%	8.60%	8.21%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUA-ANN

MFS® Utilities Fund
Class B-MMUBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$185	1.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Utilities Fund (fund) provided a total return of 10.95%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.95%	9.08%	8.04%
B with CDSC (declining over six years from 4% to 0%)×	6.95%	8.79%	8.04%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUB-ANN

MFS® Utilities Fund
Class C-MMUCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$185	1.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Utilities Fund (fund) provided a total return of 10.92%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.92%	9.07%	8.03%
C with CDSC (1% for 12 months)×	9.92%	9.07%	8.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUC-ANN

MFS® Utilities Fund
Class I-MMUIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$80	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Utilities Fund (fund) provided a total return of 12.05%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	12.05%	10.17%	9.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUI-ANN

MFS® Utilities Fund
Class R1-MMUGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$185	1.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Utilities Fund (fund) provided a total return of 10.93%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.93%	9.07%	8.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR1-ANN

MFS® Utilities Fund
Class R2-MURRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$132	1.25%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Utilities Fund (fund) provided a total return of 11.50%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	11.50%	9.62%	8.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR2-ANN

MFS® Utilities Fund
Class R3-MMUHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$106	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Utilities Fund (fund) provided a total return of 11.76%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.76%	9.89%	8.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR3-ANN

MFS® Utilities Fund
Class R4-MMUJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$80	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Utilities Fund (fund) provided a total return of 12.06%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	12.06%	10.17%	9.12%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR4-ANN

MFS® Utilities Fund
Class R6-MMUKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Utilities Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$70	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Utilities Fund (fund) provided a total return of 12.15%, at net asset value. This compares with a return of 21.45% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 14.72%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection and an underweight position in the water utilities industry benefited relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Stock selection within the electric power industry weighed on relative performance.
    The fund's exposure to the telecom infrastructure industry, for which the benchmark has no exposure, further held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	12.15%	10.27%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	21.45%	17.64%	14.64%
Standard & Poor's 500 Utilities Index ∆	14.72%	10.81%	10.99%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,676,802,096	Total Management Fee ($)#:	14,890,081
Total Number of Holdings:	37	Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
NextEra Energy, Inc.	11.7%
Constellation Energy	8.9%
PG&E Corp.	5.7%
Xcel Energy, Inc.	5.6%
Sempra	5.0%
Vistra Corp.	4.6%
DTE Energy Co.	3.9%
Southern Co.	3.8%
American Electric Power Co., Inc.	3.8%
Dominion Energy, Inc.	3.7%
Industry allocation
Utilities - Electric Power	91.3%
Natural Gas - Distribution	3.9%
Energy - Renewables	2.2%
Utilities - Water	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MMUR6-ANN

MFS® Global Equity Fund

Class A-MWEFX

Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$122	1.17%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Global Equity Fund (fund) provided a total return of 8.10%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.10%	8.78%	8.08%
A with initial sales charge (5.75%)	1.88%	7.50%	7.44%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEA-ANN

MFS® Global Equity Fund
Class B-MWEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$199	1.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Global Equity Fund (fund) provided a total return of 7.28%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.28%	7.97%	7.27%
B with CDSC (declining over six years from 4% to 0%)×	3.52%	7.67%	7.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEB-ANN

MFS® Global Equity Fund
Class C-MWECX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$199	1.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Global Equity Fund (fund) provided a total return of 7.27%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.27%	7.97%	7.27%
C with CDSC (1% for 12 months)×	6.34%	7.97%	7.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEC-ANN

MFS® Global Equity Fund
Class I-MWEIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$96	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Global Equity Fund (fund) provided a total return of 8.35%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.35%	9.05%	8.35%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGEI-ANN

MFS® Global Equity Fund
Class R1-MWEGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$199	1.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Global Equity Fund (fund) provided a total return of 7.29%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.29%	7.97%	7.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER1-ANN

MFS® Global Equity Fund
Class R2-MEQRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$148	1.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Global Equity Fund (fund) provided a total return of 7.82%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.82%	8.51%	7.81%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER2-ANN

MFS® Global Equity Fund
Class R3-MWEHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$122	1.17%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Global Equity Fund (fund) provided a total return of 8.09%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.09%	8.78%	8.08%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER3-ANN

MFS® Global Equity Fund
Class R4-MWELX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$96	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Global Equity Fund (fund) provided a total return of 8.36%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.36%	9.06%	8.35%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER4-ANN

MFS® Global Equity Fund
Class R6-MWEMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.83%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Global Equity Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 22.02% for the fund’s benchmark, the MSCI World Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MSCI World Index:
    Not owning any stocks within the energy or real estate sectors aided relative returns.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, further supported relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Stock selection and an underweight position in the information technology sector, coupled with stock selection and an overweight position in the materials sector, held back relative performance.
    Stock selection within the industrials, communication services, and financials sectors also weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.46%	9.16%	8.45%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.44%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	2,097,563,119	Total Management Fee ($)#:	17,620,512
Total Number of Holdings:	78	Portfolio Turnover Rate (%):	17
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Microsoft Corp.	3.9%
Alphabet, Inc., "A"	3.5%
Amazon.com, Inc.	3.3%
Visa, Inc., "A"	3.2%
Schneider Electric SE	2.7%
Charles Schwab Corp.	2.6%
Medtronic PLC	2.5%
Willis Towers Watson PLC	2.5%
Thermo Fisher Scientific, Inc.	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Issuer country weightings
United States	53.5%
France	11.6%
United Kingdom	8.9%
Switzerland	6.6%
Germany	3.8%
Spain	3.6%
Canada	2.5%
Japan	1.4%
Netherlands	1.3%
Other Countries	6.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LGER6-ANN

MFS® Global Total
Return Fund
Class A-MFWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$114	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class A shares of the MFS Global Total Return Fund (fund) provided a total return of 9.43%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.43%	6.80%	5.91%
A with initial sales charge (5.75%)	3.14%	5.54%	5.28%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTA-ANN

MFS® Global Total
Return Fund
Class B-MFWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$192	1.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class B shares of the MFS Global Total Return Fund (fund) provided a total return of 8.55%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.55%	5.99%	5.11%
B with CDSC (declining over six years from 4% to 0%)×	4.55%	5.67%	5.11%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTB-ANN

MFS® Global Total
Return Fund
Class C-MFWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$192	1.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class C shares of the MFS Global Total Return Fund (fund) provided a total return of 8.61%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.61%	5.99%	5.12%
C with CDSC (1% for 12 months)×	7.61%	5.99%	5.12%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTC-ANN

MFS® Global Total
Return Fund
Class I-MFWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$88	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class I shares of the MFS Global Total Return Fund (fund) provided a total return of 9.68%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.68%	7.07%	6.17%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTI-ANN

MFS® Global Total
Return Fund
Class R1-MFWGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$192	1.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R1 shares of the MFS Global Total Return Fund (fund) provided a total return of 8.59%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.59%	6.00%	5.12%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR1-ANN

MFS® Global Total
Return Fund
Class R2-MGBRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.34%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R2 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.18%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.18%	6.54%	5.65%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR2-ANN

MFS® Global Total
Return Fund
Class R3-MFWHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$114	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R3 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.42%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.42%	6.79%	5.92%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR3-ANN

MFS® Global Total
Return Fund
Class R4-MFWJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$88	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R4 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.69%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.69%	7.06%	6.18%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR4-ANN

MFS® Global Total
Return Fund
Class R6-MFWLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Total Return Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$79	0.75%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2025, Class R6 shares of the MFS Global Total Return Fund (fund) provided a total return of 9.77%, at net asset value. This compares with returns of 22.02% and 5.69% for the fund’s benchmarks, the MSCI World Index (net div) and the Bloomberg Global Aggregate Index, respectively. The fund’s other benchmark, the MFS Global Total Return Blended Index (Blended Index), generated a return of 15.37%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Global Total Return Blended Index:
    Within the fixed income portion of the fund, bond selection within both BBB and A-rated securities contributed to performance relative to the fixed income portion of the MFS Total Return Blended Index. The fund’s underweight allocation and favorable bond selection within the treasury sector further benefited relative results. An out-of-benchmark exposure to Collateralized Loan Obligations (CLOs) also strengthened relative returns.
    Within the equity portion of the fund, an underweight position in the real estate sector, and an overweight position in the financials sector, aided performance relative to the equity portion of the MFS Global Total Return Blended Index.
  Top detractors from performance relative to the MFS Global Total Return Blended Index:
    Within the equity portion of the fund, an underweight position in the information technology sector weighed on performance relative to the equity portion of the MFS Global Total Return Blended Index. Security selection within the communication services sector also held back relative returns.
    Within the fixed income portion of the fund, the positive contribution from the fund’s active positioning in Japanese yen and Chinese yuan, relative to the fixed income portion of the Blended Index, was more than offset by the funding costs associated with the positions.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 10/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.77%	7.15%	6.27%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	22.02%	15.58%	11.79%
Bloomberg Global Aggregate Index ∆	5.69%	(1.63)%	1.10%
MFS Global Total Return Blended Index ∆	15.37%	8.56%	7.60%
∆	Source: FactSet Research Systems Inc.
The MFS Global Total Return Blended Index (a custom index) was comprised of the following at the end of the reporting period:
10/31/25
MSCI World Index (net div)	60.00%
Bloomberg Global Aggregate Index	40.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	1,241,873,211	Total Management Fee ($)#:	9,488,398
Total Number of Holdings:	786	Portfolio Turnover Rate (%):	62
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Equities	60.3%
Fixed Income	37.7%
Money Market Funds	2.0%
Purchased Options	0.0%
Equity sectors
Financials	14.4%
Health Care	8.9%
Consumer Staples	7.7%
Industrials	6.7%
Information Technology	5.8%
Energy	4.5%
Consumer Discretionary	3.6%
Communication Services	3.3%
Utilities	3.0%
Materials	2.2%
Real Estate	0.2%
Issuer country weightings
United States	48.7%
United Kingdom	8.0%
Japan	6.7%
France	6.5%
China	4.0%
Switzerland	3.2%
Canada	3.0%
Italy	2.5%
South Korea	2.3%
Other Countries	15.1%
Composition including fixed income credit
quality
AAA	3.9%
AA	3.0%
A	11.8%
BBB	10.7%
U.S. Government	2.7%
Federal Agencies	4.0%
Not Rated	1.6%
Non-Fixed Income	60.3%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MWTR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended October 31, 2025 and 2024, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Global Equity Fund	68,798	63,646
MFS Global Total Return Fund	79,693	74,286
MFS Utilities Fund	63,216	58,195
Total	211,707	196,127

For the fiscal years ended October 31, 2025 and 2024, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Global Equity Fund	0	0	632	660	0	0
To MFS Global Total Return	0	0	632	660	0	0
Fund
To MFS Utilities Fund	0	0	632	660	0	0
Total fees billed by E&Y	0	0	1,896	1,980	0	0
To above Funds

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	245,568	3,600
Equity Fund*
To MFS and MFS Related
Entities of MFS Global	0	0	0	0	245,568	3,600
Total Return Fund*
To MFS and MFS Related
Entities of MFS Utilities	0	0	0	0	245,568	3,600
Fund*

Fees billed by E&Y:			Aggregate fees for non-audit services:
				2025		2024
To MFS Global Equity Fund, MFS and			480,251			310,200
MFS Related Entities#
To MFS Global Total Return Fund, MFS and MFS			480,251			310,200
Related Entities#
To MFS Utilities Fund, MFS and MFS			480,251			310,200
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Fund and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regularmeet ings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(j):

Not applicable.

Item 4(i):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Equity Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 3.7%
Melrose Industries PLC	4,451,528	$36,584,915
MTU Aero Engines Holding AG	39,479	17,205,618
Rolls-Royce Holdings PLC	1,507,358	23,109,123
		$76,899,656
Airlines – 0.9%
Aena SME S.A.	718,516	$19,504,050
Alcoholic Beverages – 6.0%
Carlsberg Group	92,442	$10,866,549
Davide Campari-Milano N.V. (l)	3,784,116	26,318,868
Diageo PLC	1,032,860	23,745,193
Heineken N.V.	342,380	26,456,954
Pernod Ricard S.A.	395,898	38,769,952
		$126,157,516
Apparel Manufacturers – 4.8%
Burberry Group PLC (a)	679,043	$11,039,227
Compagnie Financiere Richemont S.A.	174,064	34,326,135
Hermes International	3,865	9,573,778
LVMH Moet Hennessy Louis Vuitton SE	63,819	45,026,670
		$99,965,810
Automotive – 0.8%
Aptiv PLC (a)	202,478	$16,420,966
Broadcasting – 0.9%
Walt Disney Co.	169,048	$19,038,186
Brokerage & Asset Managers – 4.2%
Charles Schwab Corp.	580,701	$54,887,858
Deutsche Boerse AG	47,377	11,986,697
London Stock Exchange Group PLC	168,688	21,021,491
		$87,896,046
Business Services – 6.3%
Accenture PLC, “A”	114,723	$28,692,222
Cognizant Technology Solutions Corp., “A”	140,069	10,208,229
Compass Group PLC	223,258	7,393,943
Equifax, Inc.	40,094	8,463,843
Experian PLC	443,563	20,668,678
Fidelity National Information Services, Inc.	212,904	13,310,758
Intertek Group PLC	224,178	14,916,559
TransUnion	348,732	28,310,064
		$131,964,296
LGEFS-ANN
1

MFS Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.0%
Check Point Software Technologies Ltd. (a)	114,020	$22,311,434
Microsoft Corp.	157,451	81,529,702
Salesforce, Inc.	82,827	21,568,979
		$125,410,115
Computer Software - Systems – 4.5%
Amadeus IT Group S.A.	477,487	$36,500,896
Capgemini	226,529	34,858,005
Samsung Electronics Co. Ltd.	300,951	22,707,305
		$94,066,206
Conglomerates – 1.8%
Honeywell International, Inc.	187,935	$37,836,954
Construction – 1.9%
CRH PLC	160,285	$19,089,944
James Hardie Industries PLC (a)	990,208	20,725,053
		$39,814,997
Consumer Products – 1.8%
Haleon PLC	4,329,833	$20,141,568
International Flavors & Fragrances, Inc.	297,918	18,759,896
		$38,901,464
Electrical Equipment – 5.6%
Amphenol Corp., “A”	162,360	$22,623,242
Legrand S.A.	222,979	38,424,003
Schneider Electric SE	202,168	57,348,424
		$118,395,669
Electronics – 1.0%
Hoya Corp.	75,100	$12,224,278
Microchip Technology, Inc.	125,608	7,840,451
		$20,064,729
Food & Beverages – 1.2%
Nestle S.A.	258,955	$24,738,690
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	58,509	$15,246,275
Whitbread PLC	196,767	7,488,537
		$22,734,812
Insurance – 3.5%
Aon PLC	66,710	$22,726,763
Willis Towers Watson PLC	164,001	51,348,713
		$74,075,476
Interactive Media Services – 3.5%
Alphabet, Inc., “A”	260,583	$73,273,334
2

MFS Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.6%
Carrier Global Corp.	211,562	$12,585,823
Major Banks – 4.8%
Erste Group Bank AG	159,624	$16,513,157
Goldman Sachs Group, Inc.	35,848	28,297,336
National Bank of Greece S.A.	1,156,865	16,994,953
UBS Group AG	1,006,620	38,438,562
		$100,244,008
Medical Equipment – 12.4%
Abbott Laboratories	165,333	$20,438,465
Becton, Dickinson and Co.	237,177	42,385,902
Cooper Companies, Inc. (a)	336,670	23,536,600
Medtronic PLC	578,738	52,491,537
Olympus Corp.	1,366,100	16,838,018
STERIS PLC	107,402	25,314,651
Thermo Fisher Scientific, Inc.	88,648	50,297,989
Waters Corp. (a)	81,779	28,589,938
		$259,893,100
Other Banks & Diversified Financials – 5.6%
American Express Co.	102,743	$37,062,483
Grupo Financiero Banorte S.A. de C.V.	626,528	5,896,516
Julius Baer Group Ltd.	120,934	8,144,918
Visa, Inc., “A”	195,387	66,576,166
		$117,680,083
Pharmaceuticals – 2.9%
Merck KGaA	219,523	$28,706,615
Roche Holding AG	103,526	33,305,848
		$62,012,463
Railroad & Shipping – 3.5%
Canadian National Railway Co.	234,324	$22,474,015
Canadian Pacific Kansas City Ltd.	427,039	30,725,456
Union Pacific Corp.	96,657	21,300,303
		$74,499,774
Specialty Chemicals – 4.5%
Air Liquide S.A.	94,113	$18,215,852
Air Products & Chemicals, Inc.	83,699	20,304,541
Linde PLC	79,034	33,059,922
Symrise AG	264,999	21,925,280
		$93,505,595
Specialty Stores – 3.3%
Amazon.com, Inc. (a)	281,570	$68,765,025
Telecom - Infrastructure – 0.9%
Cellnex Telecom S.A.	603,389	$18,799,266
3

MFS Global Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.1%
Comcast Corp., “A”	827,471	$23,032,655
Total Common Stocks (Identified Cost, $1,183,875,336)		$2,078,176,764
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $14,173,717)	14,170,883	$14,173,718
Other Assets, Less Liabilities – 0.2%		5,212,637
Net Assets – 100.0%		$2,097,563,119

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,173,718 and
$2,078,176,764, respectively.

(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
4

MFS Global Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value, including $22,587,740 of securities on loan (identified cost, $1,183,875,336)	$2,078,176,764
Investments in affiliated issuers, at value (identified cost, $14,173,717)	14,173,718
Foreign currency, at value (identified cost, $161)	161
Receivables for
Investments sold	6,494,796
Fund shares sold	1,048,682
Interest and dividends	6,797,106
Other assets	15
Total assets	$2,106,691,242
Liabilities
Payable to custodian	$2,320,912
Payables for
Investments purchased	2,164,001
Fund shares reacquired	3,935,405
Payable to affiliates
Investment adviser	66,440
Administrative services fee	1,516
Shareholder servicing costs	425,349
Distribution and service fees	10,639
Payable for independent Trustees' compensation	510
Accrued expenses and other liabilities	203,351
Total liabilities	$9,128,123
Net assets	$2,097,563,119
Net assets consist of
Paid-in capital	$885,242,223
Total distributable earnings (loss)	1,212,320,896
Net assets	$2,097,563,119
Shares of beneficial interest outstanding	43,050,106

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$619,970,156	13,042,026	$47.54
Class B	1,385,216	33,509	41.34
Class C	22,505,487	585,828	38.42
Class I	689,936,366	13,918,354	49.57
Class R1	753,990	18,941	39.81
Class R2	15,781,956	346,708	45.52
Class R3	26,329,563	558,806	47.12
Class R4	25,353,976	529,365	47.90
Class R6	695,546,409	14,016,569	49.62

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $50.44 [100 / 94.25 x $47.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Global Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$39,871,185
Dividends from affiliated issuers	365,658
Income on securities loaned	37,285
Other	1,671
Foreign taxes withheld	(1,795,913)
Total investment income	$38,479,886
Expenses
Management fee	$17,928,700
Distribution and service fees	2,068,767
Shareholder servicing costs	1,654,174
Administrative services fee	303,350
Independent Trustees' compensation	48,874
Custodian fee	203,395
Shareholder communications	129,844
Audit and tax fees	83,056
Legal fees	12,166
Miscellaneous	416,358
Total expenses	$22,848,684
Fees paid indirectly	(188)
Reduction of expenses by investment adviser and distributor	(1,007,681)
Net expenses	$21,840,815
Net investment income (loss)	$16,639,071
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$354,512,496
Affiliated issuers	1,861
Foreign currency	351,212
Net realized gain (loss)	$354,865,569
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(197,382,266)
Affiliated issuers	1,992
Translation of assets and liabilities in foreign currencies	224,462
Net unrealized gain (loss)	$(197,155,812)
Net realized and unrealized gain (loss)	$157,709,757
Change in net assets from operations	$174,348,828
See Notes to Financial Statements
6

MFS Global Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$16,639,071	$19,680,156
Net realized gain (loss)	354,865,569	279,978,632
Net unrealized gain (loss)	(197,155,812)	227,468,958
Change in net assets from operations	$174,348,828	$527,127,746
Total distributions to shareholders	$(269,877,842)	$(207,042,610)
Change in net assets from fund share transactions	$(254,299,820)	$(190,865,954)
Total change in net assets	$(349,828,834)	$129,219,182
Net assets
At beginning of period	2,447,391,953	2,318,172,771
At end of period	$2,097,563,119	$2,447,391,953
See Notes to Financial Statements
7

MFS Global Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$49.86	$43.94	$45.88	$60.75	$45.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.29	$0.38	$0.22	$0.17
Net realized and unrealized gain (loss)	3.17	9.66	1.75	(12.07)	16.60
Total from investment operations	$3.43	$9.95	$2.13	$(11.85)	$16.77
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.39)	$(0.24)	$(0.18)	$(0.23)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.75)	$(4.03)	$(4.07)	$(3.02)	$(1.24)
Net asset value, end of period (x)	$47.54	$49.86	$43.94	$45.88	$60.75
Total return (%) (r)(s)(t)(x)	8.10	23.42	4.40	(20.50)	37.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	1.18	1.22	1.16	1.14
Expenses after expense reductions (f)	1.17	1.16	1.21	1.15	1.13
Net investment income (loss)	0.57	0.59	0.81	0.42	0.29
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$619,970	$677,559	$627,081	$649,695	$857,804

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$44.04	$39.14	$41.36	$55.28	$41.35
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.07)	$0.02	$(0.17)	$(0.23)
Net realized and unrealized gain (loss)	2.75	8.61	1.59	(10.91)	15.17
Total from investment operations	$2.68	$8.54	$1.61	$(11.08)	$14.94
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.38)	$(3.64)	$(3.83)	$(2.84)	$(1.01)
Net asset value, end of period (x)	$41.34	$44.04	$39.14	$41.36	$55.28
Total return (%) (r)(s)(t)(x)	7.28	22.54	3.58	(21.09)	36.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.93	1.96	1.91	1.89
Expenses after expense reductions (f)	1.92	1.90	1.95	1.90	1.87
Net investment income (loss)	(0.18)	(0.17)	0.04	(0.36)	(0.45)
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$1,385	$3,472	$5,106	$7,439	$15,166

See Notes to Financial Statements
8

MFS Global Equity Fund
Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$41.32	$36.94	$39.23	$52.58	$39.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)	$(0.06)	$0.02	$(0.15)	$(0.22)
Net realized and unrealized gain (loss)	2.56	8.10	1.52	(10.36)	14.43
Total from investment operations	$2.48	$8.04	$1.54	$(10.51)	$14.21
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$—	$—	$—
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.38)	$(3.66)	$(3.83)	$(2.84)	$(1.01)
Net asset value, end of period (x)	$38.42	$41.32	$36.94	$39.23	$52.58
Total return (%) (r)(s)(t)(x)	7.27	22.53	3.60	(21.09)	36.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.93	1.96	1.91	1.89
Expenses after expense reductions (f)	1.92	1.91	1.95	1.90	1.87
Net investment income (loss)	(0.20)	(0.16)	0.04	(0.35)	(0.46)
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$22,505	$33,518	$48,233	$66,875	$112,939

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$51.76	$45.47	$47.36	$62.59	$46.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.42	$0.51	$0.36	$0.31
Net realized and unrealized gain (loss)	3.29	10.02	1.79	(12.45)	17.08
Total from investment operations	$3.69	$10.44	$2.30	$(12.09)	$17.39
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.51)	$(0.36)	$(0.30)	$(0.34)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.88)	$(4.15)	$(4.19)	$(3.14)	$(1.35)
Net asset value, end of period (x)	$49.57	$51.76	$45.47	$47.36	$62.59
Total return (%) (r)(s)(t)(x)	8.35	23.76	4.64	(20.30)	37.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.93	0.97	0.91	0.89
Expenses after expense reductions (f)	0.92	0.91	0.96	0.90	0.88
Net investment income (loss)	0.82	0.85	1.05	0.67	0.53
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$689,936	$864,235	$825,333	$946,778	$1,245,750

See Notes to Financial Statements
9

MFS Global Equity Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$42.68	$38.10	$40.35	$54.00	$40.41
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.07)	$0.01	$(0.17)	$(0.23)
Net realized and unrealized gain (loss)	2.65	8.36	1.57	(10.64)	14.83
Total from investment operations	$2.58	$8.29	$1.58	$(10.81)	$14.60
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$—	$—	$—
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.45)	$(3.71)	$(3.83)	$(2.84)	$(1.01)
Net asset value, end of period (x)	$39.81	$42.68	$38.10	$40.35	$54.00
Total return (%) (r)(s)(t)(x)	7.29	22.50	3.60	(21.09)	36.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	1.93	1.97	1.91	1.89
Expenses after expense reductions (f)	1.92	1.91	1.95	1.90	1.87
Net investment income (loss)	(0.18)	(0.16)	0.03	(0.36)	(0.46)
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$754	$1,002	$953	$1,260	$2,081

Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$47.95	$42.37	$44.36	$58.85	$43.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.16	$0.25	$0.08	$0.02
Net realized and unrealized gain (loss)	3.03	9.31	1.70	(11.68)	16.09
Total from investment operations	$3.18	$9.47	$1.95	$(11.60)	$16.11
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.25)	$(0.11)	$(0.05)	$(0.08)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.61)	$(3.89)	$(3.94)	$(2.89)	$(1.09)
Net asset value, end of period (x)	$45.52	$47.95	$42.37	$44.36	$58.85
Total return (%) (r)(s)(t)(x)	7.82	23.11	4.13	(20.70)	37.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	1.43	1.47	1.41	1.39
Expenses after expense reductions (f)	1.42	1.41	1.45	1.40	1.38
Net investment income (loss)	0.33	0.35	0.56	0.16	0.04
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$15,782	$19,951	$21,904	$24,652	$36,791

See Notes to Financial Statements
10

MFS Global Equity Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$49.44	$43.58	$45.54	$60.32	$44.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.29	$0.36	$0.21	$0.16
Net realized and unrealized gain (loss)	3.14	9.59	1.75	(11.97)	16.49
Total from investment operations	$3.40	$9.88	$2.11	$(11.76)	$16.65
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.38)	$(0.24)	$(0.18)	$(0.21)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.72)	$(4.02)	$(4.07)	$(3.02)	$(1.22)
Net asset value, end of period (x)	$47.12	$49.44	$43.58	$45.54	$60.32
Total return (%) (r)(s)(t)(x)	8.09	23.44	4.38	(20.50)	37.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	1.18	1.21	1.16	1.14
Expenses after expense reductions (f)	1.17	1.16	1.20	1.15	1.13
Net investment income (loss)	0.56	0.60	0.76	0.41	0.29
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$26,330	$38,371	$47,924	$66,160	$88,285

Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$50.21	$44.21	$46.16	$61.08	$45.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.37	$0.41	$0.48	$0.35	$0.30
Net realized and unrealized gain (loss)	3.20	9.73	1.76	(12.13)	16.69
Total from investment operations	$3.57	$10.14	$2.24	$(11.78)	$16.99
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.50)	$(0.36)	$(0.30)	$(0.34)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.88)	$(4.14)	$(4.19)	$(3.14)	$(1.35)
Net asset value, end of period (x)	$47.90	$50.21	$44.21	$46.16	$61.08
Total return (%) (r)(s)(t)(x)	8.36	23.75	4.64	(20.29)	37.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.93	0.96	0.91	0.89
Expenses after expense reductions (f)	0.92	0.91	0.95	0.90	0.88
Net investment income (loss)	0.80	0.84	1.02	0.67	0.53
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$25,354	$35,482	$37,594	$70,784	$95,164

See Notes to Financial Statements
11

MFS Global Equity Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$51.82	$45.52	$47.42	$62.65	$46.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.47	$0.55	$0.39	$0.36
Net realized and unrealized gain (loss)	3.30	10.03	1.79	(12.43)	17.11
Total from investment operations	$3.73	$10.50	$2.34	$(12.04)	$17.47
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.56)	$(0.41)	$(0.35)	$(0.39)
From net realized gain	(5.38)	(3.64)	(3.83)	(2.84)	(1.01)
Total distributions declared to shareholders	$(5.93)	$(4.20)	$(4.24)	$(3.19)	$(1.40)
Net asset value, end of period (x)	$49.62	$51.82	$45.52	$47.42	$62.65
Total return (%) (r)(s)(t)(x)	8.44	23.87	4.73	(20.22)	38.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	0.84	0.88	0.82	0.80
Expenses after expense reductions (f)	0.83	0.82	0.86	0.80	0.78
Net investment income (loss)	0.89	0.94	1.14	0.73	0.63
Portfolio turnover rate	17	18	8	8	10
Net assets at end of period (000 omitted)	$695,546	$773,803	$704,044	$765,274	$1,363,474

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Global Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
13

MFS Global Equity Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,078,176,764	$—	$—	$2,078,176,764
Investment Companies	14,173,718	—	—	14,173,718
Total	$2,092,350,482	$—	$—	$2,092,350,482
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $22,587,740. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of  $24,208,659 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
14

MFS Global Equity Fund
Notes to Financial Statements  - continued
between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$24,147,952	$23,942,374
Long-term capital gains	245,729,890	183,100,236
Total distributions	$269,877,842	$207,042,610
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Global Equity Fund
Notes to Financial Statements  - continued
As of 10/31/25
Cost of investments	$1,209,267,240
Gross appreciation	954,368,994
Gross depreciation	(71,285,752)
Net unrealized appreciation (depreciation)	$883,083,242
Undistributed ordinary income	19,383,598
Undistributed long-term capital gain	309,634,315
Other temporary differences	219,741
Total distributable earnings (loss)	$1,212,320,896
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/25	Year ended 10/31/24
Class A	$76,625,152	$56,214,288
Class B	399,025	428,007
Class C	4,090,053	4,358,962
Class I	95,852,011	73,301,804
Class R1	121,771	84,024
Class R2	2,222,337	1,858,228
Class R3	4,201,384	4,253,730
Class R4	3,896,693	3,416,459
Class R6	82,469,416	63,127,108
Total	$269,877,842	$207,042,610
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion and up to $5 billion	0.65%
In excess of $5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $308,188, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
16

MFS Global Equity Fund
Notes to Financial Statements  - continued
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.16%	1.91%	1.91%	0.91%	1.91%	1.41%	1.16%	0.91%	0.82%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this reduction amounted to $698,591, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30,976 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,598,761
Class B	0.75%	0.25%	1.00%	1.00%	24,867
Class C	0.75%	0.25%	1.00%	1.00%	268,513
Class R1	0.75%	0.25%	1.00%	1.00%	8,836
Class R2	0.25%	0.25%	0.50%	0.50%	89,168
Class R3	—	0.25%	0.25%	0.25%	78,622
Total Distribution and Service Fees					$2,068,767
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $713, $15, $95, $11, and $68 for Class A, Class B, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$1,830
Class B	113
Class C	2,223
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $186,114, which equated to 0.0084% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,468,060.
17

MFS Global Equity Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0137% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$126
8/19/2024	Redemption	Class R2	2	108
8/19/2024	Redemption	Class R3	4	214
8/19/2024	Redemption	Class R4	4	202
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $367,290,342 and $872,531,341, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	975,282	$44,406,317	1,119,873	$53,393,918
Class B	—	—	8	334
Class C	62,879	2,332,555	65,392	2,603,280
Class I	2,346,051	111,713,913	3,424,848	170,996,078
Class R1	2,006	78,452	2,873	118,124
Class R2	53,956	2,367,260	59,477	2,725,249
Class R3	99,248	4,514,204	134,766	6,390,612
Class R4	86,966	4,060,763	87,518	4,197,801
Class R6	2,688,059	129,932,148	3,320,875	164,586,570
	6,314,447	$299,405,612	8,215,630	$405,011,966
18

MFS Global Equity Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,646,305	$70,824,147	1,136,943	$52,265,255
Class B	10,574	398,107	10,442	426,676
Class C	113,519	3,972,016	109,757	4,208,085
Class I	1,898,685	84,985,124	1,444,609	68,777,854
Class R1	3,358	121,771	2,122	84,024
Class R2	52,808	2,179,918	41,501	1,838,475
Class R3	98,532	4,201,384	93,325	4,253,730
Class R4	88,287	3,818,405	72,349	3,341,798
Class R6	1,789,059	80,096,188	1,287,066	61,302,968
	5,701,127	$250,597,060	4,198,114	$196,498,865
Shares reacquired
Class A	(3,168,210)	$(145,236,104)	(2,940,842)	$(141,176,003)
Class B	(55,904)	(2,244,250)	(62,053)	(2,648,117)
Class C	(401,837)	(15,027,806)	(669,597)	(26,901,823)
Class I	(7,024,026)	(336,898,739)	(6,322,092)	(314,294,602)
Class R1	(9,903)	(390,392)	(6,543)	(271,458)
Class R2	(176,114)	(7,801,581)	(201,934)	(9,384,746)
Class R3	(415,124)	(18,867,902)	(551,713)	(26,506,405)
Class R4	(352,589)	(16,233,043)	(303,566)	(14,759,633)
Class R6	(5,394,457)	(261,602,675)	(5,140,004)	(256,433,998)
	(16,998,164)	$(804,302,492)	(16,198,344)	$(792,376,785)
Net change
Class A	(546,623)	$(30,005,640)	(684,026)	$(35,516,830)
Class B	(45,330)	(1,846,143)	(51,603)	(2,221,107)
Class C	(225,439)	(8,723,235)	(494,448)	(20,090,458)
Class I	(2,779,290)	(140,199,702)	(1,452,635)	(74,520,670)
Class R1	(4,539)	(190,169)	(1,548)	(69,310)
Class R2	(69,350)	(3,254,403)	(100,956)	(4,821,022)
Class R3	(217,344)	(10,152,314)	(323,622)	(15,862,063)
Class R4	(177,336)	(8,353,875)	(143,699)	(7,220,034)
Class R6	(917,339)	(51,574,339)	(532,063)	(30,544,460)
	(4,982,590)	$(254,299,820)	(3,784,600)	$(190,865,954)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $10,541 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
19

MFS Global Equity Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,139,800	$346,351,466	$353,321,401	$1,861	$1,992	$14,173,718

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$365,658	$—
20

MFS Global Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Equity Fund and the Board of Trustees of MFS Series Trust VI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust VI (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VI) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 15, 2025
21

MFS Global Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $316,253,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 59.15% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
Income derived from foreign sources was $27,810,213. The fund intends to pass through foreign tax credits of $1,813,383 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Global Equity Fund
Board Review of Investment Advisory Agreement
MFS Global Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance.  In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context
24

MFS Global Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

MFS Global Total Return Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Total Return Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 58.5%
Aerospace & Defense – 0.9%
Boeing Co. (a)	6,056	$1,217,377
General Dynamics Corp.	8,948	3,086,165
L3Harris Technologies, Inc.	12,732	3,680,822
Leidos Holdings, Inc.	15,396	2,932,476
		$10,916,840
Alcoholic Beverages – 1.2%
Ambev S.A.	2,009,100	$4,746,449
Diageo PLC	186,674	4,291,589
Heineken N.V.	56,646	4,377,244
Kirin Holdings Co. Ltd.	78,500	1,102,545
		$14,517,827
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.	15,550	$3,066,524
Automotive – 1.4%
Aptiv PLC (a)	67,982	$5,513,340
Compagnie Generale des Etablissements Michelin	131,682	4,202,878
Lear Corp.	35,767	3,743,017
LKQ Corp.	110,049	3,517,166
PT Astra International Tbk	2,655,500	982,040
		$17,958,441
Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	25,487	$653,996
Omnicom Group, Inc.	89,225	6,693,660
Publicis Groupe	31,172	3,118,759
		$10,466,415
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	168,416	$15,918,680
CME Group, Inc.	18,310	4,861,122
Euronext N.V.	7,036	1,005,646
IG Group Holdings PLC	40,420	591,531
		$22,376,979
Business Services – 1.0%
Accenture PLC, “A”	7,926	$1,982,293
Cognizant Technology Solutions Corp., “A”	14,740	1,074,251
Fidelity National Information Services, Inc.	28,235	1,765,252
Fiserv, Inc. (a)	26,846	1,790,360
Sodexo	71,441	3,955,924
Tata Consultancy Services Ltd.	34,360	1,183,636
Verisk Analytics, Inc., “A”	3,631	794,318
		$12,546,034
MWTFS-ANN

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
FUJIFILM Holdings Corp.	96,400	$2,239,387
PPG Industries, Inc.	39,818	3,892,210
Solstice Advanced Materials, Inc. (a)	3,847	173,373
		$6,304,970
Computer Software – 0.7%
Microsoft Corp.	15,872	$8,218,680
Computer Software - Systems – 3.1%
Amadeus IT Group S.A.	58,497	$4,471,730
Capgemini	39,663	6,103,294
Hitachi Ltd.	157,300	5,428,080
Hon Hai Precision Industry Co. Ltd.	593,000	4,967,226
Lenovo Group Ltd.	504,000	736,813
NEC Corp.	170,200	6,204,553
Samsung Electronics Co. Ltd.	116,702	8,805,380
Seagate Technology Holdings PLC	5,979	1,529,906
		$38,246,982
Conglomerates – 0.3%
Honeywell International, Inc.	15,387	$3,097,865
Construction – 1.3%
Anhui Conch Cement Co. Ltd.	449,000	$1,337,082
Compagnie de Saint-Gobain S.A.	37,653	3,648,265
Masco Corp.	89,071	5,768,238
Midea Group Co. Ltd., “A”	141,700	1,521,899
Techtronic Industries Co. Ltd.	355,500	4,154,069
		$16,429,553
Consumer Products – 2.0%
Colgate-Palmolive Co.	88,034	$6,783,019
Haleon PLC	346,273	1,610,797
Kao Corp.	16,000	676,919
Kenvue, Inc.	490,487	7,048,298
Kimberly-Clark Corp.	49,159	5,884,824
Reckitt Benckiser Group PLC	36,880	2,817,809
		$24,821,666
Containers – 0.1%
Smurfit Westrock PLC	47,010	$1,735,609
Electrical Equipment – 2.1%
Amphenol Corp., “A”	5,843	$814,164
Eaton Corp. PLC	7,483	2,855,214
Johnson Controls International PLC	45,524	5,207,490
Legrand S.A.	19,692	3,393,349
Mitsubishi Electric Corp.	255,100	7,145,978
Schneider Electric SE	24,915	7,067,567
		$26,483,762

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.8%
Intel Corp. (a)	121,371	$4,853,626
Kyocera Corp.	285,600	3,799,105
Lam Research Corp.	14,663	2,308,836
MediaTek, Inc.	83,000	3,536,970
NVIDIA Corp.	11,519	2,332,483
NXP Semiconductors N.V.	27,043	5,655,232
		$22,486,252
Energy - Independent – 1.1%
ConocoPhillips	69,930	$6,213,980
Phillips 66	47,355	6,446,909
Woodside Energy Group Ltd.	85,258	1,383,451
		$14,044,340
Energy - Integrated – 3.1%
Cenovus Energy, Inc.	163,817	$2,768,146
Chevron Corp.	31,203	4,921,337
Eni S.p.A.	488,700	8,981,256
Exxon Mobil Corp.	48,083	5,498,772
PetroChina Co. Ltd.	3,248,000	3,352,267
Suncor Energy, Inc.	129,935	5,174,054
TotalEnergies SE	130,235	8,098,725
		$38,794,557
Engineering - Construction – 0.1%
Doosan Bobcat, Inc.	28,864	$1,221,617
Food & Beverages – 1.0%
Danone S.A.	50,344	$4,449,665
General Mills, Inc.	61,535	2,868,146
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	142,600	549,479
Nestle S.A.	16,013	1,529,766
Nomad Foods Ltd.	32,205	363,917
PepsiCo, Inc.	11,939	1,744,169
WH Group Ltd.	613,500	588,981
		$12,094,123
Food & Drug Stores – 1.2%
Seven & I Holdings Co. Ltd.	157,800	$2,013,074
Tesco PLC	2,110,804	12,738,993
		$14,752,067
Gaming & Lodging – 0.1%
Brightstar Lottery PLC	63,867	$1,064,024
OPAP S.A.	11,944	247,122
		$1,311,146
Health Maintenance Organizations – 1.0%
Cigna Group	37,460	$9,155,599
Humana, Inc.	11,411	3,174,426
		$12,330,025

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.1%
American International Group, Inc.	6,663	$526,111
Aon PLC	27,282	9,294,432
Chubb Ltd.	24,664	6,830,448
Corebridge Financial, Inc.	77,605	2,526,819
DB Insurance Co. Ltd.	5,934	528,115
Equitable Holdings, Inc.	46,790	2,311,426
Hartford Insurance Group, Inc.	17,369	2,156,882
Manulife Financial Corp.	110,251	3,567,996
MetLife, Inc.	31,731	2,532,768
Sompo Holdings, Inc.	55,000	1,680,228
Willis Towers Watson PLC	19,723	6,175,271
		$38,130,496
Interactive Media Services – 0.1%
Baidu, Inc., ADR (a)	11,916	$1,440,287
Leisure & Toys – 0.5%
Electronic Arts, Inc.	19,040	$3,809,142
NetEase, Inc.	94,700	2,644,588
		$6,453,730
Machinery & Tools – 0.7%
AGCO Corp.	11,523	$1,188,713
Daikin Industries Ltd.	10,100	1,178,038
Finning International, Inc.	37,018	2,001,936
GEA Group AG	9,559	683,127
Regal Rexnord Corp.	19,922	2,806,811
Wabtec Corp.	6,262	1,280,203
		$9,138,828
Major Banks – 7.2%
ABN AMRO Group N.V., GDR	171,128	$5,110,765
Bank of America Corp.	194,123	10,375,874
BNP Paribas S.A.	135,570	10,479,115
DBS Group Holdings Ltd.	59,490	2,464,886
Goldman Sachs Group, Inc.	8,333	6,577,820
JPMorgan Chase & Co.	15,887	4,942,764
Mitsubishi UFJ Financial Group, Inc.	666,000	10,069,301
National Bank of Greece S.A.	115,460	1,696,168
NatWest Group PLC	2,350,090	18,029,909
PNC Financial Services Group, Inc.	17,134	3,127,812
Regions Financial Corp.	33,877	819,824
UBS Group AG	337,164	12,874,868
Wells Fargo & Co.	31,322	2,724,074
		$89,293,180
Medical & Health Technology & Services – 0.4%
Fresenius Medical Care AG	18,118	$972,346
ICON PLC (a)	24,954	4,287,596
		$5,259,942

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.4%
Agilent Technologies, Inc.	22,678	$3,319,152
Becton, Dickinson and Co.	66,923	11,959,809
Medtronic PLC	145,845	13,228,142
Waters Corp. (a)	5,285	1,847,636
		$30,354,739
Metals & Mining – 1.5%
Glencore PLC	958,874	$4,590,877
Rio Tinto PLC	85,890	6,190,056
Toyota Tsusho Corp.	168,300	5,151,328
Vale S.A.	180,900	2,194,358
		$18,126,619
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	24,707	$4,242,686
Network & Telecom – 0.3%
LM Ericsson Telephone Co., “B”	364,974	$3,680,378
Oil Services – 0.2%
Tenaris S.A.	153,845	$3,065,139
Other Banks & Diversified Financials – 2.1%
China Construction Bank Corp.	5,073,000	$5,026,942
Grupo Financiero Banorte S.A. de C.V.	85,872	808,177
Julius Baer Group Ltd.	58,808	3,960,725
Kasikornbank PLC	212,000	1,222,762
M&T Bank Corp.	6,202	1,140,362
Northern Trust Corp.	99,099	12,751,068
Popular, Inc.	13,970	1,557,236
Sberbank of Russia PJSC (a)(u)	780,516	0
		$26,467,272
Pharmaceuticals – 4.9%
AbbVie, Inc.	36,526	$7,964,129
Johnson & Johnson	80,755	15,252,197
Pfizer, Inc.	602,830	14,859,759
Roche Holding AG	45,156	14,527,354
Sandoz Group AG	25,952	1,725,296
Sanofi S.A.	67,462	6,811,783
		$61,140,518
Printing & Publishing – 0.4%
Informa PLC	348,242	$4,427,545
Railroad & Shipping – 0.4%
Union Pacific Corp.	20,118	$4,433,403
Yangzijiang Shipbuilding Holdings Ltd.	260,500	704,487
		$5,137,890

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 0.2%
Cousins Properties, Inc., REIT	29,402	$762,394
Highwoods Properties, Inc., REIT	54,355	1,556,184
		$2,318,578
Restaurants – 0.4%
Aramark	116,583	$4,416,164
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	44,984	$2,978,311
Axalta Coating Systems Ltd. (a)	53,987	1,537,010
Nitto Denko Corp.	66,500	1,663,039
		$6,178,360
Specialty Stores – 0.7%
Bath & Body Works, Inc.	29,118	$712,809
Home Depot, Inc.	6,844	2,597,914
Shimamura Co. Ltd.	16,600	1,071,228
Tapestry, Inc.	22,160	2,433,611
Target Corp.	15,724	1,457,929
Vipshop Holdings Ltd., ADR	29,708	519,593
		$8,793,084
Telecom Services – 1.5%
Comcast Corp., “A”	241,322	$6,717,198
Hellenic Telecommunications Organization S.A.	103,072	1,937,725
KDDI Corp.	389,200	6,216,441
Koninklijke KPN N.V.	682,022	3,158,681
		$18,030,045
Tobacco – 1.6%
Altria Group, Inc.	37,201	$2,097,392
British American Tobacco PLC	192,314	9,863,179
Philip Morris International, Inc.	52,887	7,633,181
		$19,593,752
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	79,000	$674,045
Duke Energy Corp.	23,238	2,888,483
E.ON SE	297,257	5,530,101
Edison International	56,462	3,126,866
National Grid PLC	594,316	8,900,583
PG&E Corp.	324,004	5,171,104
Xcel Energy, Inc.	7,264	589,619
		$26,880,801
Total Common Stocks (Identified Cost, $495,513,344)		$726,792,307

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – 37.6%
Aerospace & Defense – 0.1%
Boeing Co., 5.805%, 5/01/2050		$671,000	$666,442
Huntington Ingalls Industries, Inc., 4.2%, 5/01/2030		310,000	306,345
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		394,000	415,517
			$1,388,304
Asset-Backed & Securitized – 2.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.995%, 11/15/2054 (i)		$7,076,396	$258,048
ACREC 2021-FL1 Ltd., “C”, FLR, 6.295% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		1,125,500	1,124,867
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		1,344,724	1,354,446
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)		405,509	407,525
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)		1,060,713	1,058,871
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		573,284	577,402
AREIT 2022-CRE6 Trust, “B”, FLR, 6.031% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		620,000	616,888
AREIT 2022-CRE6 Trust, “C”, FLR, 6.33% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		312,000	308,100
Bain Capital Credit CLO Ltd., 2021-7A, “BR”, FLR, 5.357% (SOFR - 3mo. + 1.5%), 1/22/2035 (n)		1,365,087	1,360,205
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.592%, 4/15/2053 (i)		1,378,058	61,957
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)		5,386,163	268,943
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.568%, 2/15/2054 (i)		5,180,688	328,817
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.131%, 3/15/2054 (i)		4,565,785	179,174
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.844%, 6/15/2054 (i)		10,316,945	340,022
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.349%, 7/15/2054 (i)		13,549,287	669,290
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.238%, 8/15/2054 (i)		12,817,256	642,341
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		463,083	474,610
BX Trust, 2024-PURE, “A”, FLR, 4.423% (CORRA + 1.9%), 11/15/2041 (n)	CAD	960,201	686,255
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		$364,620	311,880
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		196,017	197,105
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)		425,179	427,693
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)		328,707	329,971
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.76%, 4/15/2054 (i)		6,718,939	194,793
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.958%, 6/15/2063 (i)		6,532,434	246,211
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.03%, 6/15/2064 (i)		6,101,161	254,453
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.789%, 4/15/2065		1,304,000	1,218,248
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)		833,333	841,152
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)		607,994	613,693
Empire District Bondco LLC, 4.943%, 1/01/2033		665,111	673,412
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)		167,620	168,432
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)		144,000	144,441
Enterprise Fleet Financing 2025-4 LLC, “A2”, 4.05%, 8/20/2028 (n)		586,000	585,702
EQT Trust, 2024-EXTR, “A”, 5.331%, 7/05/2041 (n)		543,479	555,939
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)		364,160	370,963
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.427% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		404,866	404,460
MF1 2021-FL5 Ltd., “AS”, FLR, 5.351% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)		486,089	486,008
MF1 2021-FL5 Ltd., “C”, FLR, 5.851% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		225,000	225,002
MF1 2021-FL6 Ltd., “B”, FLR, 5.795% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,400,000	1,398,721
MF1 2022-FL8 Ltd., “A”, FLR, 5.352% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		354,732	354,731
MF1 2022-FL8 Ltd., “B”, FLR, 5.952% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	602,034
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.262%, 5/15/2054 (i)		4,567,684	202,623
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		8,998,922	346,568
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)		340,071	343,462
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		496,857	500,198
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		899,823	906,083
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)		179,115	180,952
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.583% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)		686,109	686,111
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)		1,275,000	1,265,899

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 5.546% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		$700,000	$698,824
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.7% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)(w)		606,325	606,705
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		454,888	457,637
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)		367,987	368,509
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.492%, 8/15/2054 (i)		6,716,013	414,492
			$28,300,868
Automotive – 0.1%
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026		$420,000	$425,373
Hyundai Capital America, 5.25%, 1/08/2027 (n)		326,000	329,391
Hyundai Capital America, 6.375%, 4/08/2030 (n)		328,000	350,448
Hyundai Capital America, 4.5%, 9/18/2030 (n)		175,000	174,639
			$1,279,851
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040		$505,000	$424,610
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)		302,000	288,903
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		401,000	382,499
			$1,096,012
Brokerage & Asset Managers – 0.3%
Low Income Investment Fund, 3.386%, 7/01/2026		$285,000	$280,606
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	732,957
LPL Holdings, Inc., 4%, 3/15/2029 (n)		875,000	854,610
LPL Holdings, Inc., 5.75%, 6/15/2035		244,000	250,435
LSEG US Financial Corp., 5.297%, 3/28/2034 (n)		285,000	296,123
The Carlyle Group, Inc., 5.05%, 9/19/2035		1,004,000	995,133
			$3,409,864
Building – 0.2%
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	250,000	$325,127
Ferguson Enterprises, Inc., 5%, 10/03/2034		$677,000	682,247
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		363,000	369,721
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		305,000	312,807
Vulcan Materials Co., 5.7%, 12/01/2054		297,000	303,886
			$1,993,788
Business Services – 0.2%
Accenture Capital, Inc., 4.25%, 10/04/2031		$428,000	$427,243
Accenture Capital, Inc., 4.5%, 10/04/2034		260,000	256,358
Experian Finance PLC, 3.51%, 12/15/2033	EUR	500,000	583,251
Fiserv, Inc., 4.4%, 7/01/2049		$535,000	428,699
Mastercard, Inc., 3.85%, 3/26/2050		211,000	168,725
Paychex, Inc., 5.1%, 4/15/2030		207,000	212,832
Paychex, Inc., 5.35%, 4/15/2032		407,000	422,082
Visa, Inc., 3.875%, 5/15/2044	EUR	290,000	338,147
			$2,837,337
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		$161,000	$168,304
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035		371,000	369,997
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		511,000	493,652
Comcast Corp., 6.05%, 5/15/2055		470,000	474,826

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Videotron Ltd., 3.625%, 6/15/2029 (n)		$610,000	$591,313
			$2,098,092
Chemicals – 0.1%
Arkema S.A., 3.5%, 9/09/2033	EUR	400,000	$459,995
DSM B.V., 3.375%, 2/25/2036		220,000	249,809
			$709,804
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$753,000	$507,821
Oracle Corp., 4.8%, 9/26/2032		230,000	227,632
Oracle Corp., 4%, 7/15/2046		501,000	375,484
Sage Group PLC, 2.875%, 2/08/2034	GBP	401,000	450,680
			$1,561,617
Conglomerates – 0.2%
Assa Abloy AB, 3.371%, 9/09/2032	EUR	320,000	$374,387
Regal Rexnord Corp., 6.05%, 4/15/2028		$491,000	507,901
Regal Rexnord Corp., 6.4%, 4/15/2033		178,000	190,782
Veralto Corp., 4.15%, 9/19/2031	EUR	277,000	333,098
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$741,000	778,373
			$2,184,541
Consumer Products – 0.1%
L'Oréal S.A., 5%, 5/20/2035 (n)		$371,000	$381,580
Unilever Capital Corp., 2.875%, 10/31/2032	EUR	750,000	856,815
			$1,238,395
Consumer Services – 0.1%
Eurofins Scientific SE, 3.875%, 2/05/2033	EUR	430,000	$499,991
Pluxee N.V., 3.75%, 9/04/2032		400,000	464,522
			$964,513
Electronics – 0.1%
Broadcom, Inc., 4.55%, 2/15/2032		$639,000	$643,184
Broadcom, Inc., 5.2%, 7/15/2035		336,000	346,109
Intel Corp., 5.7%, 2/10/2053		384,000	369,177
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		279,000	267,542
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		131,000	132,225
			$1,758,237
Emerging Market Quasi-Sovereign – 0.7%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$539,000	$572,871
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		442,000	460,895
Ceske Drahy A.S. (Czech Republic), 3.75%, 7/28/2030	EUR	281,000	332,474
CEZ A.S. (Czech Republic), 4.125%, 4/30/2033		496,000	583,837
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		$452,585	465,619
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		1,165,000	1,204,771
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		540,000	558,879
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	995,000	1,187,606
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		$733,000	757,419
PT Perusahaan Listrik Negara (Republic of Indonesia), 4%, 6/30/2050 (n)		691,000	523,826
Qatar Petroleum, 3.125%, 7/12/2041		449,000	350,377

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		$612,000	$615,011
Saudi Arabian Oil Co., 6.375%, 6/02/2055		462,000	498,080
			$8,111,665
Emerging Market Sovereign – 6.1%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$727,000	$738,559
Hellenic Republic (Republic of Greece), 3.625%, 6/15/2035 (n)	EUR	2,490,000	2,953,274
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		1,094,000	1,260,558
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		$519,000	529,887
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	62,491,000	1,595,155
Oriental Republic of Uruguay, 9.75%, 7/20/2033		30,347,000	841,708
Oriental Republic of Uruguay, 8%, 10/29/2035		32,499,996	818,651
People's Republic of China, 3.13%, 11/21/2029	CNY	87,780,000	13,187,383
People's Republic of China, 1.43%, 1/25/2030		40,000,000	5,604,181
People's Republic of China, 2.88%, 2/25/2033		75,220,000	11,454,929
People's Republic of China, 2.27%, 5/25/2034		13,900,000	2,030,785
Republic of Hungary, 4%, 7/25/2029	EUR	1,400,000	1,667,976
Republic of Indonesia, 6.5%, 7/15/2030	IDR	19,000,000,000	1,189,505
Republic of Indonesia, 5.875%, 3/15/2031		19,000,000,000	1,160,223
Republic of Korea, 1.875%, 6/10/2029	KRW	6,911,970,000	4,703,448
Republic of Korea, 1.375%, 6/10/2030		17,796,200,000	11,668,945
Republic of Peru, 5.375%, 2/08/2035		$1,800,000	1,847,718
Republic of Peru, 6.85%, 8/12/2035	PEN	14,287,000	4,477,465
Republic of Poland, 3.625%, 1/11/2034	EUR	1,000,000	1,187,335
Republic of Romania, 6%, 5/25/2034		$1,212,000	1,218,133
State of Kuwait, 4.016%, 10/09/2028 (n)		974,000	971,650
United Mexican States, 5.85%, 7/02/2032		1,102,000	1,138,917
United Mexican States, 7.5%, 5/26/2033	MXN	36,500,000	1,853,870
United Mexican States, 7.75%, 11/23/2034		29,300,000	1,485,841
United Mexican States, 6.625%, 1/29/2038		$463,000	488,928
			$76,075,024
Energy - Independent – 0.1%
Occidental Petroleum Corp., 6.45%, 9/15/2036		$319,000	$338,648
Pioneer Natural Resources Co., 2.15%, 1/15/2031		549,000	496,159
			$834,807
Energy - Integrated – 0.1%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	440,000	$327,568
BP Capital Markets PLC, 6%, 2/19/2173	GBP	520,000	700,596
Exxon Mobil Corp., 1.408%, 6/26/2039	EUR	690,000	588,934
			$1,617,098
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$320,000	$326,027
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		325,000	333,681
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036		199,000	200,349
			$860,057
Financial Institutions – 0.2%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$537,000	$536,714
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		355,000	350,401
Fastighets AB Balder, 4%, 2/19/2032	EUR	290,000	336,371

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		$252,000	$254,988
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)		240,000	256,152
Shurgard Luxembourg S.à r.l., 3.625%, 10/22/2034	EUR	200,000	227,456
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035		400,000	466,839
			$2,428,921
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$361,000	$344,403
Anheuser-Busch InBev Worldwide, Inc., 4.125%, 5/19/2045	EUR	150,000	173,218
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		$512,000	519,366
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	622,038
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		168,000	169,468
Flowers Foods, Inc., 5.75%, 3/15/2035		286,000	289,140
Flowers Foods, Inc., 6.2%, 3/15/2055		168,000	164,326
Heineken N.V., 3.505%, 5/03/2034	EUR	720,000	840,050
JBS USA Holding S.à r.l./JBS USA Food Co./JBS USA Foods Group Holdings, Inc., 5.5%, 1/15/2036 (n)		$430,000	435,728
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052		230,000	238,581
Kraft Heinz Foods Co., 4.375%, 6/01/2046		515,000	430,245
Mars, Inc., 4.8%, 3/01/2030 (n)		232,000	236,995
Mars, Inc., 5.2%, 3/01/2035 (n)		800,000	821,114
Mars, Inc., 5.7%, 5/01/2055 (n)		536,000	545,380
Nestle Finance International Ltd., 3.5%, 1/14/2045	EUR	400,000	443,377
Pernod Ricard S.A., 3.25%, 2/04/2033 (w)		700,000	802,900
			$7,076,329
Forest & Paper Products – 0.1%
Graphic Packaging International LLC, 1.512%, 4/15/2026 (n)		$758,000	$747,451
Mondi Finance PLC, 3.75%, 5/18/2033	EUR	530,000	615,229
Smurfit Kappa Treasury Co., 7.5%, 11/20/2025		$510,000	510,041
			$1,872,721
Gaming & Lodging – 0.2%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$489,000	$506,645
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		500,000	506,250
Flutter Treasury DAC, 6.125%, 6/04/2031	GBP	430,000	569,986
Marriott International, Inc., 2.85%, 4/15/2031		$579,000	533,341
Sands China Ltd., 4.375%, 6/18/2030		532,000	522,860
			$2,639,082
Industrial – 0.1%
WSP Global, Inc., 5.548%, 11/22/2030	CAD	978,000	$756,391
Insurance – 0.3%
Aviva PLC, 4.625% to 8/28/2036, FLR (EURIBOR - 3mo. + 3.05%) to 8/28/2056	EUR	361,000	$430,041
Corebridge Financial, Inc., 4.35%, 4/05/2042		$593,000	513,738
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		594,000	597,572
Legal and General Group PLC, 4.375%, 9/04/2055	EUR	340,000	396,173
MetLife, Inc., 5.3%, 12/15/2034		$478,000	497,789
Nippon Life Insurance Co., 4.114%, 1/23/2055	EUR	230,000	267,449
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$866,000	930,971
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		541,000	595,790
			$4,229,523

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.2%
Elevance Health, Inc., 5.375%, 6/15/2034		$323,000	$333,307
Humana, Inc., 5.375%, 4/15/2031		264,000	272,674
Humana, Inc., 5.55%, 5/01/2035		713,000	729,090
UnitedHealth Group, Inc., 5.15%, 7/15/2034		752,000	772,876
			$2,107,947
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 5.125%, 3/27/2033		$519,000	$533,065
Arthur J. Gallagher & Co., 5%, 2/15/2032		114,000	116,274
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		158,000	174,934
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		428,000	427,371
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	974,000	709,116
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)		$594,000	621,629
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		599,000	633,729
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	620,000	712,564
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		$461,000	453,823
			$4,382,505
International Market Quasi-Sovereign – 0.5%
EnBW International Finance B.V. (Federal Republic of Germany), 3.75%, 11/20/2035	EUR	410,000	$480,130
Landsbankinn hf. (Republic of Iceland), 3.75%, 10/08/2029		575,000	677,062
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032 (w)		300,000	345,238
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 7/14/2032		570,000	657,092
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$590,000	616,377
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		527,000	471,048
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 3.75%, 4/02/2033	EUR	440,000	505,745
RTE Reseau de Transport d'Electricite (Republic France), 3.5%, 10/02/2036		300,000	340,528
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031		1,570,000	1,572,596
			$5,665,816
International Market Sovereign – 8.6%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	7,480,000	$3,883,470
Federal Republic of Germany, 2.2%, 2/15/2034	EUR	550,000	618,766
Federal Republic of Germany, 2.5%, 8/15/2054		1,020,000	1,021,490
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	378,081
Government of Bermuda, 5%, 7/15/2032 (n)		1,331,000	1,353,627
Government of Canada, 2%, 6/01/2032	CAD	9,070,000	6,124,376
Government of Canada, 3.25%, 12/01/2034		5,575,000	4,027,332
Government of Japan, 1.3%, 9/20/2030	JPY	483,000,000	3,145,878
Government of Japan, 1.2%, 12/20/2034		216,000,000	1,355,119
Government of Japan, 2.4%, 12/20/2034		375,000,000	2,599,304
Government of Japan, 1.4%, 3/20/2035		420,000,000	2,674,363
Government of Japan, 0.3%, 12/20/2039		1,676,200,000	8,454,526
Government of Japan, 2.3%, 3/20/2040		332,150,000	2,193,169
Government of Japan, 1.1%, 6/20/2043		163,850,000	860,364
Government of Japan, 0.4%, 3/20/2050		407,400,000	1,491,156
Government of Japan, 0.7%, 12/20/2051		330,200,000	1,242,808
Government of New Zealand, 1.75%, 5/15/2041	NZD	933,000	364,041
Government of New Zealand , 2%, 5/15/2032		1,513,000	781,865
Kingdom of Spain, 3.45%, 10/31/2034 (n)	EUR	5,374,000	6,394,059
Kingdom of Spain, 3.15%, 4/30/2035 (n)		2,132,000	2,468,909
Kingdom of Spain, 3.9%, 7/30/2039 (n)		5,982,000	7,206,124
Republic of Finland, 3%, 9/15/2035 (n)		956,000	1,102,016
Republic of France, 2.7%, 2/25/2031 (n)		3,335,000	3,840,847

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of France, 3.5%, 11/25/2035 (n)	EUR	6,260,000	$7,263,140
Republic of France, 3.25%, 5/25/2055 (n)		3,140,000	3,000,511
Republic of Iceland, 5%, 11/15/2028	ISK	152,600,000	1,148,135
Republic of Iceland, 6.5%, 1/24/2031		138,000,000	1,083,085
Republic of Italy, 1.45%, 3/01/2036	EUR	7,104,000	6,818,338
Republic of Italy, 4.15%, 10/01/2039 (n)		5,302,000	6,404,548
Republic of Italy, 4.3%, 10/01/2054 (n)		1,499,000	1,745,239
United Kingdom Treasury, 4%, 10/22/2031	GBP	5,184,000	6,796,792
United Kingdom Treasury, 4.25%, 6/07/2032		185,000	246,106
United Kingdom Treasury, 1.25%, 10/22/2041		5,433,000	4,291,065
United Kingdom Treasury, 1.5%, 7/22/2047		2,076,000	1,441,585
United Kingdom Treasury, 3.75%, 7/22/2052		2,269,000	2,374,720
			$106,194,954
Internet – 0.0%
Alphabet, Inc., 4%, 5/06/2054	EUR	270,000	$305,089
Local Authorities – 0.2%
Alliander N.V., 3.5%, 5/06/2037	EUR	400,000	$458,994
Province of Alberta, 1.65%, 6/01/2031	CAD	817,000	542,620
Province of Alberta, 4.3%, 11/02/2035 (w)		$677,000	676,653
Province of British Columbia, 2.95%, 6/18/2050	CAD	600,000	333,759
Province of Ontario, 3.25%, 7/03/2035	EUR	730,000	844,628
			$2,856,654
Machinery & Tools – 0.0%
CNH Industrial N.V., 3.875%, 9/03/2035	EUR	440,000	$507,484
Major Banks – 1.4%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$886,000	$809,672
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		436,000	456,137
Bankinter S.A., 3.25%, 11/03/2033 (w)	EUR	400,000	461,761
Citigroup, Inc., 4.296%, 7/23/2036		570,000	673,914
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$927,000	841,752
Danske Bank A.S., 1.549%, 9/10/2027 (n)		543,000	530,703
Danske Bank A.S., 4.613% to 10/02/2029, FLR (CMT - 1yr. + 1.1%) to 10/02/2030 (n)		568,000	571,755
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		634,000	647,034
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031		507,000	511,763
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		442,000	447,581
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		603,000	607,089
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031		483,000	494,224
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		511,000	533,266
JPMorgan Chase & Co., 4.603% to 10/22/2029, FLR (SOFR - 1 day + 1.04%) to 10/22/2030		400,000	405,339
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		794,000	703,398
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		416,000	436,548
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		607,000	422,680
mBank S.A., 4.034%, 9/27/2030	EUR	500,000	588,972
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$484,000	432,769
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036		557,000	568,685
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		957,000	929,437
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		824,000	859,668
Nationwide Building Society, 4.351%, 9/30/2030 (n)		567,000	564,831
NatWest Group PLC, 3.632% to 9/03/2033, FLR (EURIBOR - 3mo. + 1.161%) to 9/03/2034	EUR	290,000	337,743
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		$590,000	622,658

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		$403,000	$421,150
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		941,000	841,786
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)		767,000	693,369
UniCredit S.p.A., 3.725%, 6/10/2035	EUR	360,000	421,917
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031		$485,000	501,966
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		554,000	516,507
			$17,856,074
Medical & Health Technology & Services – 0.3%
Becton, Dickinson and Co., 4.874%, 2/08/2029		$584,000	$594,750
HCA, Inc., 4.9%, 11/15/2035		472,000	466,391
HCA, Inc., 5.7%, 11/15/2055		311,000	303,337
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	455,869
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		545,000	339,478
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		590,000	592,355
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		613,000	612,714
			$3,364,894
Medical Equipment – 0.1%
Stryker Corp., 5.2%, 2/10/2035		$643,000	$662,679
Metals & Mining – 0.1%
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	840,000	$969,305
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032		$584,000	602,198
			$1,571,503
Midstream – 0.4%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)		$501,000	$512,700
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		647,000	696,000
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		547,000	537,988
Enbridge, Inc., 3.1%, 9/21/2033	CAD	800,000	538,088
Energy Transfer LP, 5.95%, 5/15/2054		$345,000	333,014
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		357,985	325,228
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	887,000	610,987
Plains All American Pipeline LP, 5.7%, 9/15/2034		$424,000	435,661
Plains All American Pipeline LP, 5.6%, 1/15/2036		405,000	409,181
Targa Resources Corp., 4.95%, 4/15/2052		558,000	477,177
			$4,876,024
Mortgage-Backed – 4.0%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$2,283,657	$2,292,995
Fannie Mae, 5.5%, 1/01/2037		7,508	7,816
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		90,878	95,557
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		629,292	645,025
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		696,971	680,937
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,100,971	1,039,839
Fannie Mae, 4.883%, 9/25/2052		2,546,354	2,507,091
Fannie Mae, 4.983%, 10/25/2052		1,212,036	1,197,428
Fannie Mae, 5.583%, 12/25/2054		652,353	656,179
Fannie Mae, UMBS, 3%, 5/01/2037 - 6/01/2052		1,411,285	1,258,022
Fannie Mae, UMBS, 2%, 3/01/2042 - 4/01/2052		2,923,577	2,420,185
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 6/01/2052		3,493,999	2,997,742
Fannie Mae, UMBS, 1.5%, 4/01/2052		923,445	713,445

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 3.5%, 5/01/2052 - 6/01/2053	$32,320	$30,017
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 9/01/2054	2,317,941	2,349,423
Fannie Mae, UMBS, 6%, 12/01/2052 - 11/01/2053	537,124	551,158
Fannie Mae, UMBS, 5%, 4/01/2053	431,707	431,470
Fannie Mae, UMBS, 4.5%, 10/01/2053 - 5/01/2054	362,876	354,338
Freddie Mac, 1.373%, 3/25/2027 (i)	1,523,000	25,362
Freddie Mac, 0.57%, 1/25/2030 (i)	2,293,911	50,939
Freddie Mac, 1.797%, 4/25/2030 (i)	3,170,226	222,933
Freddie Mac, 1.838%, 4/25/2030 (i)	2,614,093	189,215
Freddie Mac, 1.666%, 5/25/2030 (i)	3,298,344	223,526
Freddie Mac, 1.798%, 5/25/2030 (i)	7,375,798	540,745
Freddie Mac, 1.341%, 6/25/2030 (i)	3,056,884	168,831
Freddie Mac, 1.597%, 8/25/2030 (i)	2,713,457	182,904
Freddie Mac, 1.169%, 9/25/2030 (i)	1,752,322	89,003
Freddie Mac, 1.08%, 11/25/2030 (i)	3,594,105	174,576
Freddie Mac, 0.32%, 1/25/2031 (i)	13,556,031	177,261
Freddie Mac, 0.51%, 3/25/2031 (i)	16,618,909	370,593
Freddie Mac, 0.937%, 7/25/2031 (i)	3,177,082	153,041
Freddie Mac, 0.536%, 9/25/2031 (i)	13,281,588	370,198
Freddie Mac, 0.855%, 9/25/2031 (i)	4,021,884	173,139
Freddie Mac, 0.567%, 12/25/2031 (i)	3,294,996	95,528
Freddie Mac, 0.905%, 9/25/2034 (i)	2,485,542	172,449
Freddie Mac, 5.5%, 7/01/2037	14,958	15,592
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	701,423	706,435
Freddie Mac, 5%, 7/01/2041	257,990	266,033
Freddie Mac, 5.483%, 8/25/2054	1,305,326	1,311,253
Freddie Mac, 8.133%, 9/25/2055	380,383	395,065
Freddie Mac, UMBS, 3.5%, 1/01/2047	510,498	481,279
Freddie Mac, UMBS, 3%, 6/01/2050 - 5/01/2052	2,961,259	2,635,591
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 9/01/2052	1,902,474	1,622,928
Freddie Mac, UMBS, 2%, 12/01/2051 - 3/01/2052	2,067,461	1,684,639
Freddie Mac, UMBS, 4%, 5/01/2052	114,770	109,880
Freddie Mac, UMBS, 4.5%, 9/01/2052 - 7/01/2053	634,043	620,253
Freddie Mac, UMBS, 5.5%, 10/01/2052 - 4/01/2054	2,198,000	2,223,470
Freddie Mac, UMBS, 6%, 11/01/2052 - 2/01/2055	1,601,455	1,645,800
Freddie Mac, UMBS, 6.5%, 11/01/2053 - 11/01/2054	857,275	894,589
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053	637,130	640,257
Ginnie Mae, 3.5%, 6/20/2043 - 10/20/2055	1,611,101	1,487,015
Ginnie Mae, 4.446%, 10/20/2045	219,102	214,819
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	3,448,671	2,987,136
Ginnie Mae, 3%, 10/20/2051 - 11/20/2052	1,980,936	1,781,764
Ginnie Mae, 2%, 1/20/2052 - 6/20/2052	774,331	644,287
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	1,178,981	1,124,525
Ginnie Mae, 4.5%, 9/20/2052 - 11/20/2052	1,162,364	1,142,657
Ginnie Mae, 5.5%, 2/20/2053 - 1/20/2055	623,135	631,781
Ginnie Mae, 5.233%, 10/20/2054	476,179	476,464
UMBS, TBA, 2.5%, 11/25/2055 - 12/25/2055	175,000	148,559
UMBS, TBA, 3.5%, 12/25/2055	375,000	345,434
		$49,846,415

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.4%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047		$490,000	$492,762
Connecticut Higher Education Supplemental Loan Authority, State Supported Rev., Taxable (CHESLA Loan Program), “C”, 4.668%, 11/15/2034		510,000	495,932
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		300,000	293,620
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		960,000	839,567
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		1,405,000	1,370,654
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		915,000	939,863
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		585,000	494,335
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034		545,000	577,124
			$5,503,857
Natural Gas - Distribution – 0.2%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$816,000	$866,367
Engie S.A., 3.25%, 1/11/2032	EUR	200,000	231,125
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054		$293,000	303,188
Sempra, 6.375% to 4/01/2031, FLR (CMT - 5yr. + 2.632%) to 4/01/2056		195,000	200,364
Vier Gas Transport GmbH, 3.375%, 11/11/2031	EUR	500,000	580,659
Vier Gas Transport GmbH, 3.625%, 9/08/2033		400,000	463,305
			$2,645,008
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$339,000	$344,651
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	910,000	911,856
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$200,000	201,975
			$1,458,482
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)		$728,000	$748,051
NTT Finance Corp., 3.678%, 7/16/2033	EUR	230,000	270,895
NTT Finance Corp., 4.091%, 7/16/2037		168,000	200,651
			$1,219,597
Oils – 0.0%
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		$606,000	$515,858
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$973,000	$1,032,421
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)		438,000	461,213
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		460,000	405,773
CaixaBank S.A. , 3.375%, 6/26/2035	EUR	700,000	807,985
CBQ Finance Ltd., 4.625%, 9/10/2030		$1,000,000	1,002,174
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		416,000	440,044
Macquarie Bank Ltd., 5.642% to 8/13/2035, FLR (CMT - 1yr. + 1.45%) to 8/13/2036 (n)		520,000	529,264
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		400,000	404,804
SNB Funding Ltd., 6%, 6/24/2035		672,000	691,239
			$5,774,917
Pharmaceuticals – 0.3%
AbbVie, Inc., 4.875%, 3/15/2030		$334,000	$344,061
AbbVie, Inc., 5.35%, 3/15/2044		342,000	343,379
AbbVie, Inc., 5.4%, 3/15/2054		427,000	424,758
Biogen, Inc., 5.05%, 1/15/2031		449,000	462,429
Eli Lilly & Co., 5.5%, 2/12/2055		587,000	598,286

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)		$302,000	$320,207
Roche Holdings, Inc., 5.593%, 11/13/2033 (n)		281,000	301,636
Sandoz Finance B.V., 4%, 3/26/2035	EUR	280,000	331,654
			$3,126,410
Precious Metals & Minerals – 0.0%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$553,000	$587,078
Printing & Publishing – 0.1%
Informa PLC, 3.375%, 6/09/2031	EUR	320,000	$371,787
News Corp., 3.875%, 5/15/2029 (n)		$730,000	703,963
			$1,075,750
Railroad & Shipping – 0.1%
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055		$768,000	$769,065
Union Pacific Corp., 3.25%, 2/05/2050		871,000	616,113
			$1,385,178
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$283,000	$279,195
COPT Defense Properties, 4.5%, 10/15/2030		251,000	249,542
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		364,000	360,364
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		298,000	311,285
			$1,200,386
Real Estate - Other – 0.0%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$389,000	$356,883
Real Estate - Retail – 0.3%
Choice Properties, REIT, 5.03%, 2/28/2031	CAD	898,000	$679,690
Hammerson PLC, 3.5%, 4/15/2032	EUR	580,000	667,629
Hammerson PLC, 5.875%, 10/08/2036	GBP	257,000	339,786
Klepierre S.A., 3.75%, 9/30/2037	EUR	300,000	346,813
STORE Capital Corp., REIT, 2.7%, 12/01/2031		$878,000	770,118
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		685,000	671,916
			$3,475,952
Retailers – 0.1%
El Corte Inglés S.A., 3.5%, 7/24/2033	EUR	100,000	$114,622
Home Depot, Inc., 4.875%, 2/15/2044		$281,000	265,822
Home Depot, Inc., 3.625%, 4/15/2052		471,000	352,307
			$732,751
Specialty Chemicals – 0.0%
Linde PLC, 3.4%, 2/14/2036	EUR	300,000	$343,488
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$446,000	$332,742
Richemont International Holding S.A., 1.625%, 5/26/2040	EUR	400,000	351,937
			$684,679

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.1%
Kroger Co., 5.5%, 9/15/2054		$365,000	$354,905
Tesco Corporate Treasury Services PLC, 3.375%, 5/06/2032	EUR	300,000	348,115
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	529,000	684,693
			$1,387,713
Supranational – 1.0%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174		$424,000	$423,308
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)		200,000	205,215
European Union, 3.125%, 12/05/2028	EUR	2,130,000	2,519,089
European Union, 2.75%, 12/13/2032		5,860,000	6,752,016
European Union, 4%, 10/12/2055		627,000	727,672
International Bank for Reconstruction and Development, 4.125%, 10/22/2030	GBP	1,825,000	2,415,747
			$13,043,047
Telecommunications - Wireless – 0.3%
America Movil B.V., 3%, 9/30/2030	EUR	600,000	$694,098
American Tower Corp., 3.625%, 5/30/2032		450,000	528,753
Cellnex Finance Co. S.A., 3.5%, 5/22/2032		400,000	465,692
T-Mobile USA, Inc., 3.875%, 4/15/2030		$175,000	171,412
T-Mobile USA, Inc., 5.05%, 7/15/2033		522,000	530,776
T-Mobile USA, Inc., 5.75%, 1/15/2034		245,000	259,046
T-Mobile USA, Inc., 3.5%, 2/11/2037	EUR	460,000	518,099
			$3,167,876
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 2/03/2045	EUR	310,000	$337,142
Koninklijke KPN N.V., 3.375%, 2/17/2035		500,000	568,743
TELUS Corp., 2.85%, 11/13/2031	CAD	1,323,000	902,683
			$1,808,568
Tobacco – 0.1%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	462,000	$553,258
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)		$566,000	587,395
Philip Morris International, Inc., 4.75%, 11/01/2031		605,000	615,559
			$1,756,212
Transportation - Services – 0.3%
Aeroporti Di Roma S.p.A, 3.625%, 6/15/2032	EUR	560,000	$653,254
Autostrade per l'Italia S.p.A., 5.125%, 6/14/2033		310,000	392,335
DSV Finance B.V., 3.375%, 11/06/2032		100,000	116,395
DSV Finance B.V., 3.375%, 11/06/2034		100,000	114,487
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$334,000	353,036
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)		562,000	574,032
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	440,000	597,447
Heathrow Funding Ltd., 3.875%, 1/16/2036	EUR	590,000	680,487
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		450,000	547,413
			$4,028,886
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$8,185	$8,174

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$6,867,000	$6,272,575
U.S. Treasury Bonds, 4.875%, 8/15/2045		514,000	529,420
U.S. Treasury Bonds, 4.75%, 11/15/2053		5,210,000	5,269,427
U.S. Treasury Notes, 4%, 3/31/2030		8,120,000	8,222,769
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		4,020,000	3,750,848
U.S. Treasury Notes, 4%, 2/15/2034		4,883,000	4,886,243
U.S. Treasury Notes, 4.25%, 5/15/2035		4,949,000	5,015,502
			$33,946,784
Utilities - Electric Power – 1.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)		$442,000	$414,982
AEP Texas, Inc., 5.7%, 5/15/2034		588,000	613,565
AEP Transmission Co. LLC, 5.375%, 6/15/2035		573,000	593,506
Amprion GmbH, 3.875%, 6/05/2036	EUR	400,000	472,206
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		$163,000	158,165
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		294,000	253,856
Bruce Power LP, 2.68%, 12/21/2028	CAD	767,000	540,113
Bruce Power LP, 4.27%, 12/21/2034		862,000	622,634
Duke Energy Florida LLC, 6.2%, 11/15/2053		$710,000	781,029
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	960,000	1,109,574
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	500,000	672,110
Elia Transmission Belgium S.A., 3.5%, 10/08/2035	EUR	200,000	230,409
Emera U.S. Finance LP, 2.639%, 6/15/2031		$951,000	848,392
Enel Finance International N.V., 3.5%, 2/24/2036	EUR	440,000	501,518
Enel Americas S.A., 4%, 10/25/2026		$1,835,000	1,830,978
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		318,000	284,573
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		656,000	573,328
EPH Financing International A.S., 4.625%, 7/02/2032	EUR	285,000	336,098
Eversource Energy, 4.45%, 12/15/2030		$240,000	239,169
Eversource Energy, 5.5%, 1/01/2034		525,000	543,861
Florida Power & Light Co., 2.875%, 12/04/2051		665,000	433,239
Georgia Power Co., 4.95%, 5/17/2033		512,000	522,651
Hydro One, Inc., 4.25%, 1/04/2035	CAD	1,022,000	747,830
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		$548,000	491,540
Jersey Central Power & Light Co., 5.1%, 1/15/2035		288,000	292,079
National Grid North America, Inc., 3.917%, 6/03/2035	EUR	540,000	636,358
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		$471,000	482,875
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)		627,000	650,455
Pacific Gas & Electric Co., 6.1%, 1/15/2029		159,000	165,862
Pacific Gas & Electric Co., 6.4%, 6/15/2033		113,000	121,591
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		713,000	697,889
PSEG Power LLC, 5.2%, 5/15/2030 (n)		754,000	773,432
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	560,000	644,665
Xcel Energy, Inc., 5.5%, 3/15/2034		$275,000	284,737
Xcel Energy, Inc., 5.6%, 4/15/2035		57,000	59,138
			$18,624,407
Utilities - Water – 0.1%
Severn Trent PLC, 3.875%, 8/04/2037	EUR	410,000	$471,634
Severn Trent Utilities Finance PLC, 3.875%, 8/04/2035		490,000	572,604
			$1,044,238
Total Bonds (Identified Cost, $465,554,857)			$466,423,058

MFS Global Total Return Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.9%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	29,987	$1,776,384
Consumer Products – 0.7%
Henkel AG & Co. KGaA	99,218	$8,035,188
Metals & Mining – 0.1%
Gerdau S.A.	190,422	$670,377
Total Preferred Stocks (Identified Cost, $7,407,775)		$10,481,949
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.1%
Boeing Co., 6%, 10/15/2027	26,865	$1,738,703
Utilities - Electric Power – 0.4%
NextEra Energy, Inc., 7.234%, 11/01/2027	64,080	$3,134,153
PG&E Corp., 6%, 12/01/2027	43,713	1,796,604
		$4,930,757
Total Convertible Preferred Stocks (Identified Cost, $6,279,532)		$6,669,460
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $594,000)	$594,000	$609,681
Mutual Funds (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $25,215,230)	25,213,069	$25,218,111

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
OTC Swaptions – 0.0%
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 11/19/2025 @ 3.125%	Put	Citibank N.A.	$16,900,000	N/A	$16,584
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – 1/21/2026 @ 0.6%	Put	BNP Paribas S.A.	67,220,000	N/A	138,859
Total Purchased Options (Premiums Paid, $244,040)					$155,443
Written Options (see table below) – (0.0)%
(Premiums Received, $107,844)					$(78,392)
Other Assets, Less Liabilities – 0.4%					5,601,594
Net Assets – 100.0%					$1,241,873,211

MFS Global Total Return Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,218,111 and
$1,211,131,898, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$106,502,176, representing 8.6% of net assets.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI-U	Consumer Price Index - Urban Consumers
EURIBOR	Euro Interbank Offered Rate
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
GNMA	Government National Mortgage Assn.
HICP	Harmonized Index of Consumer Prices
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar

MFS Global Total Return Fund
Portfolio of Investments – continued
THB	Thai Baht
UYU	Uruguayan Peso

Derivative Contracts at 10/31/25
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
OTC Swaptions
iTraxx Europe Crossover Series 44 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	BNP Paribas S.A.	N/A	$(67,220,000)	0.7%	1/21/2026	$(78,392)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,965,331	USD	1,916,496	Barclays Bank PLC	1/16/2026	$25,088
AUD	2,912,142	USD	1,888,268	UBS AG	1/16/2026	18,490
CLP	299,524,912	USD	311,046	JPMorgan Chase Bank N.A.	2/19/2026	6,692
CNH	105,666,125	USD	14,872,708	State Street Corp.	1/16/2026	35,811
HUF	120,482,174	USD	355,778	Merrill Lynch International	1/16/2026	644
ILS	2,693,926	USD	825,994	HSBC Bank	1/20/2026	1,138
MYR	8,757,522	USD	2,086,366	Barclays Bank PLC	1/15/2026	9,447
SEK	18,812,045	USD	1,980,784	State Street Corp.	1/16/2026	8,155
THB	148,380,305	USD	4,565,548	Chase Manhattan Bank	1/16/2026	30,839
USD	630,845	CAD	879,071	UBS AG	1/16/2026	1,670
USD	445,289	CHF	353,096	JPMorgan Chase Bank N.A.	1/16/2026	2,655
USD	1,777,798	CZK	37,229,762	Deutsche Bank AG	1/16/2026	11,054
USD	933,430	EUR	797,812	Deutsche Bank AG	1/16/2026	9,971
USD	631,799	EUR	539,791	HSBC Bank	1/16/2026	6,997
USD	245,441	EUR	211,134	JPMorgan Chase Bank N.A.	1/16/2026	1,056
USD	1,650,564	EUR	1,407,609	Morgan Stanley Capital Services LLC	1/16/2026	21,274
USD	3,404,632	EUR	2,912,225	State Street Corp.	1/16/2026	33,766
USD	1,231,199	GBP	923,133	HSBC Bank	1/16/2026	18,449
USD	7,721,762	GBP	5,804,258	JPMorgan Chase Bank N.A.	1/16/2026	96,520
USD	289,262	GBP	217,051	State Street Corp.	1/16/2026	4,115
USD	733,763	JPY	110,514,905	HSBC Bank	1/16/2026	11,236
USD	2,493,919	JPY	375,340,958	JPMorgan Chase Bank N.A.	1/16/2026	40,004
USD	99,678	JPY	15,003,563	Morgan Stanley Capital Services LLC	1/16/2026	1,587
USD	7,341,921	KRW	10,364,736,538	Barclays Bank PLC	1/16/2026	41,809
USD	2,858,663	KRW	4,034,687,757	Morgan Stanley Capital Services LLC	1/16/2026	16,943
USD	873,479	NOK	8,827,255	HSBC Bank	1/16/2026	2,176
USD	521,578	NZD	903,934	State Street Corp.	1/16/2026	2,644
USD	493,716	SGD	635,186	State Street Corp.	1/16/2026	3,000
						$463,230
Liability Derivatives
AUD	2,787,158	USD	1,843,911	JPMorgan Chase Bank N.A.	1/16/2026	$(18,988)
AUD	2,686,178	USD	1,771,125	State Street Corp.	1/16/2026	(12,319)
CAD	8,624,577	USD	6,180,330	Citibank N.A.	1/16/2026	(7,489)
CAD	1,349,348	USD	971,623	JPMorgan Chase Bank N.A.	1/16/2026	(5,859)
CAD	8,351,812	USD	5,992,107	State Street Corp.	1/16/2026	(14,491)
CHF	986,663	USD	1,244,079	Citibank N.A.	1/16/2026	(7,218)
CHF	1,635,741	USD	2,055,623	Merrill Lynch International	1/16/2026	(5,089)

MFS Global Total Return Fund
Portfolio of Investments – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
CNH	1,400,185	USD	198,411	HSBC Bank	1/16/2026	$(858)
CNH	6,669,069	USD	941,626	State Street Corp.	1/16/2026	(682)
CZK	51,532,104	USD	2,449,567	State Street Corp.	1/16/2026	(4,102)
DKK	6,974,285	USD	1,087,933	State Street Corp.	1/16/2026	(6,173)
EUR	432,146	USD	501,713	Citibank N.A.	1/16/2026	(1,509)
EUR	10,946,290	USD	12,775,125	JPMorgan Chase Bank N.A.	1/16/2026	(104,923)
EUR	211,706	USD	247,935	Morgan Stanley Capital Services LLC	1/16/2026	(2,887)
EUR	2,407,250	USD	2,813,922	State Street Corp.	1/16/2026	(27,558)
EUR	20,272	USD	23,816	UBS AG	1/16/2026	(351)
GBP	573,517	USD	762,545	Citibank N.A.	1/16/2026	(9,097)
GBP	188,976	USD	253,780	HSBC Bank	1/16/2026	(5,516)
GBP	457,589	USD	610,430	State Street Corp.	1/16/2026	(9,280)
JPY	3,329,465,888	USD	22,127,456	JPMorgan Chase Bank N.A.	1/16/2026	(359,977)
JPY	190,544,507	USD	1,260,507	State Street Corp.	1/16/2026	(14,759)
MXN	6,298,050	USD	336,956	Barclays Bank PLC	1/16/2026	(618)
MXN	6,906,867	USD	369,383	Goldman Sachs International	1/16/2026	(531)
NOK	5,389,782	USD	540,056	Barclays Bank PLC	1/16/2026	(8,053)
NOK	24,314,569	USD	2,414,181	Merrill Lynch International	1/16/2026	(14,187)
NZD	317,324	USD	183,078	Citibank N.A.	1/16/2026	(907)
PLN	5,501,924	USD	1,491,800	Merrill Lynch International	1/16/2026	(3,088)
RON	2,511,859	USD	567,885	Morgan Stanley Capital Services LLC	1/16/2026	(726)
SGD	493,274	USD	382,628	Barclays Bank PLC	1/16/2026	(1,547)
USD	1,787,220	AUD	2,765,307	Barclays Bank PLC	1/16/2026	(23,396)
USD	487,128	AUD	753,310	JPMorgan Chase Bank N.A.	1/16/2026	(6,110)
USD	1,043,487	AUD	1,603,792	State Street Corp.	1/16/2026	(6,615)
USD	22,656,367	CAD	31,683,343	State Street Corp.	1/16/2026	(20,252)
USD	410,543	IDR	6,849,500,650	Morgan Stanley Capital Services LLC	1/30/2026	(927)
USD	3,297,216	KRW	4,732,000,000	Barclays Bank PLC	1/16/2026	(35,635)
USD	2,530,824	THB	82,277,070	Barclays Bank PLC	1/16/2026	(17,879)
						$(759,596)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	90	$12,268,115	December – 2025	$34,443
U.S. Treasury Bond 30 yr	Long	USD	14	1,642,375	December – 2025	42,057
U.S. Treasury Note 10 yr	Long	USD	59	6,647,641	December – 2025	31,086
						$107,586
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	27	$2,363,210	December – 2025	$(10,680)
Euro-Bund 10 yr	Short	EUR	174	25,950,601	December – 2025	(201,176)
Euro-Buxl 30 yr	Short	EUR	6	803,074	December – 2025	(30,998)
Euro-Schatz 2 yr	Long	EUR	25	3,085,644	December – 2025	(3,662)
Long Gilt 10 yr	Short	GBP	14	1,721,840	December – 2025	(38,987)
U.S. Treasury Note 2 yr	Long	USD	143	29,778,633	December – 2025	(19,145)
U.S. Treasury Note 5 yr	Long	USD	42	4,586,859	December – 2025	(3,462)
U.S. Treasury Ultra Bond 30 yr	Short	USD	11	1,334,094	December – 2025	(33,230)

MFS Global Total Return Fund
Portfolio of Investments – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Note 10 yr	Short	USD	43	$4,965,828	December – 2025	$(10,818)
						$(352,158)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
10/14/26	USD	26,500,000	centrally cleared	3.17% / At Maturity	CPI-U / Annually	$110,047	$—	$110,047
6/15/30	EUR	4,300,000	centrally cleared	HICP / At Maturity	1.831% / At Maturity	23,171	—	23,171
						$133,218	$—	$133,218
Interest Rate Swaps
11/18/29	CNY	38,000,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$24,954	$—	$24,954
						$158,172	$—	$158,172
Liability Derivatives
Inflation Swaps
10/14/28	USD	26,500,000	centrally cleared	CPI-U / At Maturity	2.74% / At Maturity	$(140,403)	$—	$(140,403)
Interest Rate Swaps
12/13/29	CNY	50,200,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	$(12,185)	$78	$(12,107)
						$(152,588)	$78	$(152,510)
At October 31, 2025, the fund had liquid securities with an aggregate value of $1,565,057 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $975,593,548)	$1,211,131,898
Investments in affiliated issuers, at value (identified cost, $25,215,230)	25,218,111
Cash	235,984
Foreign currency, at value (identified cost, $318)	318
Receivables for
Net daily variation margin on open cleared swap agreements	43,536
Forward foreign currency exchange contracts	463,230
Net daily variation margin on open futures contracts	11,886
Investments sold	4,117,687
TBA sale commitments	433,434
Fund shares sold	1,437,923
Interest and dividends	7,638,077
Receivable from investment adviser	24,631
Total assets	$1,250,756,715
Liabilities
Payables for
Forward foreign currency exchange contracts	$759,596
Investments purchased	2,541,105
When-issued investments purchased	2,907,576
TBA purchase commitments	925,533
Fund shares reacquired	1,115,067
Written options (premiums received, $107,844)	78,392
Payable to affiliates
Administrative services fee	923
Shareholder servicing costs	279,918
Distribution and service fees	10,465
Payable for independent Trustees' compensation	109
Deferred foreign capital gains tax expense payable	37,578
Accrued expenses and other liabilities	227,242
Total liabilities	$8,883,504
Net assets	$1,241,873,211
Net assets consist of
Paid-in capital	$940,047,027
Total distributable earnings (loss)	301,826,184
Net assets	$1,241,873,211
Shares of beneficial interest outstanding	69,459,246

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$623,287,613	34,606,783	$18.01
Class B	1,670,780	90,533	18.45
Class C	25,262,448	1,400,390	18.04
Class I	360,401,778	20,329,891	17.73
Class R1	2,955,971	165,629	17.85
Class R2	3,083,776	174,153	17.71
Class R3	13,013,564	725,849	17.93
Class R4	3,143,186	174,149	18.05
Class R6	209,054,095	11,791,869	17.73

See Notes to Financial Statements

MFS Global Total Return Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.11 [100 / 94.25 x $18.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$24,183,281
Interest	19,247,269
Dividends from affiliated issuers	784,520
Income on securities loaned	26,353
Other	18,292
Foreign taxes withheld	(909,280)
Total investment income	$43,350,435
Expenses
Management fee	$9,661,238
Distribution and service fees	1,914,844
Shareholder servicing costs	1,131,740
Administrative services fee	174,662
Independent Trustees' compensation	26,936
Custodian fee	221,364
Shareholder communications	69,524
Audit and tax fees	98,967
Legal fees	7,063
Miscellaneous	216,223
Total expenses	$13,522,561
Fees paid indirectly	(7,999)
Reduction of expenses by investment adviser and distributor	(1,324,361)
Net expenses	$12,190,201
Net investment income (loss)	$31,160,234
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $7,995 foreign capital gains tax)	$71,942,343
Affiliated issuers	1,259
Written options	142,430
Futures contracts	298,843
Swap agreements	299,919
Forward foreign currency exchange contracts	621,757
Foreign currency	36,999
Net realized gain (loss)	$73,343,550
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $37,425 increase in deferred foreign capital gains tax)	$7,019,331
Affiliated issuers	1,574
Written options	(56,538)
Futures contracts	268,138
Swap agreements	(58,927)
Forward foreign currency exchange contracts	80,648
Translation of assets and liabilities in foreign currencies	94,404
Net unrealized gain (loss)	$7,348,630
Net realized and unrealized gain (loss)	$80,692,180
Change in net assets from operations	$111,852,414
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$31,160,234	$32,605,390
Net realized gain (loss)	73,343,550	81,896,713
Net unrealized gain (loss)	7,348,630	117,685,466
Change in net assets from operations	$111,852,414	$232,187,569
Total distributions to shareholders	$(111,960,890)	$(51,143,036)
Change in net assets from fund share transactions	$(67,405,102)	$(97,437,174)
Total change in net assets	$(67,513,578)	$83,607,359
Net assets
At beginning of period	1,309,386,789	1,225,779,430
At end of period	$1,241,873,211	$1,309,386,789
See Notes to Financial Statements

MFS Global Total Return Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$17.98	$15.63	$15.57	$19.98	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.41	$0.38	$0.27	$0.24
Net realized and unrealized gain (loss)	1.15	2.59	0.26	(2.96)	3.22
Total from investment operations	$1.57	$3.00	$0.64	$(2.69)	$3.46
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.33)	$(0.16)	$(0.09)	$(0.35)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.54)	$(0.65)	$(0.58)	$(1.72)	$(1.38)
Net asset value, end of period (x)	$18.01	$17.98	$15.63	$15.57	$19.98
Total return (%) (r)(s)(t)(x)	9.43	19.45	4.06	(14.80)	19.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.19	1.21	1.18	1.16
Expenses after expense reductions (f)	1.09	1.09	1.11	1.09	1.09
Net investment income (loss)	2.39	2.37	2.32	1.59	1.24
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$623,288	$639,188	$594,255	$626,577	$810,477

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$18.37	$15.93	$15.89	$20.45	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.26	$0.14	$0.10
Net realized and unrealized gain (loss)	1.17	2.65	0.27	(3.03)	3.29
Total from investment operations	$1.46	$2.93	$0.53	$(2.89)	$3.39
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.17)	$(0.07)	$(0.04)	$(0.20)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.38)	$(0.49)	$(0.49)	$(1.67)	$(1.23)
Net asset value, end of period (x)	$18.45	$18.37	$15.93	$15.89	$20.45
Total return (%) (r)(s)(t)(x)	8.55	18.64	3.25	(15.43)	18.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	1.94	1.95	1.93	1.91
Expenses after expense reductions (f)	1.84	1.83	1.85	1.84	1.84
Net investment income (loss)	1.62	1.61	1.53	0.80	0.49
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$1,671	$3,532	$6,176	$9,966	$17,638

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$18.00	$15.63	$15.61	$20.12	$18.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.28	$0.25	$0.14	$0.10
Net realized and unrealized gain (loss)	1.16	2.59	0.26	(2.98)	3.24
Total from investment operations	$1.44	$2.87	$0.51	$(2.84)	$3.34
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.18)	$(0.07)	$(0.04)	$(0.20)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.40)	$(0.50)	$(0.49)	$(1.67)	$(1.23)
Net asset value, end of period (x)	$18.04	$18.00	$15.63	$15.61	$20.12
Total return (%) (r)(s)(t)(x)	8.61	18.60	3.21	(15.43)	19.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	1.94	1.95	1.93	1.91
Expenses after expense reductions (f)	1.84	1.83	1.85	1.84	1.84
Net investment income (loss)	1.64	1.62	1.55	0.81	0.49
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$25,262	$31,918	$46,526	$67,989	$116,520

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$17.73	$15.41	$15.37	$19.75	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.45	$0.42	$0.31	$0.29
Net realized and unrealized gain (loss)	1.13	2.56	0.24	(2.93)	3.19
Total from investment operations	$1.58	$3.01	$0.66	$(2.62)	$3.48
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.37)	$(0.20)	$(0.13)	$(0.40)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.58)	$(0.69)	$(0.62)	$(1.76)	$(1.43)
Net asset value, end of period (x)	$17.73	$17.73	$15.41	$15.37	$19.75
Total return (%) (r)(s)(t)(x)	9.68	19.84	4.24	(14.59)	20.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.94	0.96	0.93	0.91
Expenses after expense reductions (f)	0.84	0.84	0.86	0.84	0.84
Net investment income (loss)	2.64	2.62	2.56	1.83	1.49
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$360,402	$383,645	$346,647	$420,715	$597,469

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$17.84	$15.51	$15.49	$19.98	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.28	$0.26	$0.15	$0.10
Net realized and unrealized gain (loss)	1.14	2.57	0.26	(2.97)	3.22
Total from investment operations	$1.42	$2.85	$0.52	$(2.82)	$3.32
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.20)	$(0.08)	$(0.04)	$(0.21)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.41)	$(0.52)	$(0.50)	$(1.67)	$(1.24)
Net asset value, end of period (x)	$17.85	$17.84	$15.51	$15.49	$19.98
Total return (%) (r)(s)(t)(x)	8.59	18.59	3.28	(15.43)	18.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	1.94	1.96	1.93	1.91
Expenses after expense reductions (f)	1.84	1.84	1.86	1.84	1.84
Net investment income (loss)	1.64	1.63	1.57	0.87	0.49
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$2,956	$2,688	$2,347	$2,218	$2,432

Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$17.70	$15.39	$15.36	$19.76	$17.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.36	$0.36	$0.33	$0.23	$0.19
Net realized and unrealized gain (loss)	1.14	2.55	0.26	(2.93)	3.19
Total from investment operations	$1.50	$2.91	$0.59	$(2.70)	$3.38
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.28)	$(0.14)	$(0.07)	$(0.30)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.49)	$(0.60)	$(0.56)	$(1.70)	$(1.33)
Net asset value, end of period (x)	$17.71	$17.70	$15.39	$15.36	$19.76
Total return (%) (r)(s)(t)(x)	9.18	19.21	3.74	(14.98)	19.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	1.44	1.46	1.43	1.41
Expenses after expense reductions (f)	1.34	1.34	1.36	1.34	1.34
Net investment income (loss)	2.14	2.12	2.06	1.35	0.99
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$3,084	$4,054	$3,766	$4,022	$5,047

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$17.91	$15.57	$15.52	$19.92	$17.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.41	$0.37	$0.27	$0.24
Net realized and unrealized gain (loss)	1.15	2.58	0.26	(2.95)	3.21
Total from investment operations	$1.56	$2.99	$0.63	$(2.68)	$3.45
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.33)	$(0.16)	$(0.09)	$(0.35)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.54)	$(0.65)	$(0.58)	$(1.72)	$(1.38)
Net asset value, end of period (x)	$17.93	$17.91	$15.57	$15.52	$19.92
Total return (%) (r)(s)(t)(x)	9.42	19.46	4.00	(14.78)	19.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	1.19	1.20	1.18	1.16
Expenses after expense reductions (f)	1.09	1.09	1.10	1.09	1.09
Net investment income (loss)	2.40	2.37	2.26	1.59	1.24
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$13,014	$12,869	$11,988	$16,923	$19,529

Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$18.02	$15.66	$15.60	$20.02	$17.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.45	$0.43	$0.32	$0.29
Net realized and unrealized gain (loss)	1.15	2.60	0.25	(2.98)	3.23
Total from investment operations	$1.61	$3.05	$0.68	$(2.66)	$3.52
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.37)	$(0.20)	$(0.13)	$(0.40)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.58)	$(0.69)	$(0.62)	$(1.76)	$(1.43)
Net asset value, end of period (x)	$18.05	$18.02	$15.66	$15.60	$20.02
Total return (%) (r)(s)(t)(x)	9.69	19.78	4.30	(14.59)	20.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	0.94	0.96	0.93	0.91
Expenses after expense reductions (f)	0.84	0.84	0.86	0.84	0.84
Net investment income (loss)	2.64	2.61	2.59	1.88	1.50
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$3,143	$3,688	$3,447	$5,018	$6,058

See Notes to Financial Statements

MFS Global Total Return Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$17.73	$15.41	$15.37	$19.75	$17.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.46	$0.43	$0.33	$0.31
Net realized and unrealized gain (loss)	1.12	2.57	0.25	(2.93)	3.18
Total from investment operations	$1.59	$3.03	$0.68	$(2.60)	$3.49
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.39)	$(0.22)	$(0.15)	$(0.42)
From net realized gain	(1.08)	(0.32)	(0.42)	(1.63)	(1.03)
Total distributions declared to shareholders	$(1.59)	$(0.71)	$(0.64)	$(1.78)	$(1.45)
Net asset value, end of period (x)	$17.73	$17.73	$15.41	$15.37	$19.75
Total return (%) (r)(s)(t)(x)	9.77	19.94	4.33	(14.50)	20.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	0.85	0.87	0.84	0.82
Expenses after expense reductions (f)	0.75	0.75	0.77	0.75	0.75
Net investment income (loss)	2.73	2.71	2.66	1.94	1.58
Portfolio turnover rate	62	63	69	70	94
Net assets at end of period (000 omitted)	$209,054	$227,804	$210,627	$212,487	$261,619

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Total Return Fund
Notes to Financial Statements
(1) Business and Organization
MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures

MFS Global Total Return Fund
Notes to Financial Statements  - continued
contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements and written options. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

MFS Global Total Return Fund
Notes to Financial Statements  - continued

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$385,688,411	$—	$—	$385,688,411
United Kingdom	74,416,785	—	—	74,416,785
France	62,334,970	—	—	62,334,970
Japan	55,639,244	—	—	55,639,244
Switzerland	37,684,533	—	—	37,684,533
China	17,128,950	—	—	17,128,950
Netherlands	15,625,001	—	—	15,625,001
Germany	15,220,762	—	—	15,220,762
Canada	13,512,132	—	—	13,512,132
Other Countries	66,692,928	—	0	66,692,928
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	33,954,958	—	33,954,958
Non - U.S. Sovereign Debt	—	209,090,506	—	209,090,506
Municipal Bonds	—	5,503,857	—	5,503,857
U.S. Corporate Bonds	—	74,047,366	—	74,047,366
Residential Mortgage-Backed Securities	—	57,076,766	—	57,076,766
Commercial Mortgage-Backed Securities	—	10,329,980	—	10,329,980
Asset-Backed Securities (including CDOs)	—	10,740,537	—	10,740,537
Foreign Bonds	—	66,444,212	—	66,444,212
Investment Companies	25,218,111	—	—	25,218,111
Total	$769,161,827	$467,188,182	$0	$1,236,350,009

Other Financial Instruments
Futures Contracts – Assets	$107,586	$—	$—	$107,586
Futures Contracts – Liabilities	(352,158)	—	—	(352,158)
Forward Foreign Currency Exchange Contracts – Assets	—	463,230	—	463,230
Forward Foreign Currency Exchange Contracts – Liabilities	—	(759,596)	—	(759,596)
Swap Agreements – Assets	—	158,172	—	158,172
Swap Agreements – Liabilities	—	(152,510)	—	(152,510)
Written Options - Liabilities	—	(78,392)	—	(78,392)
For further information regarding security characteristics, see the Portfolio of Investments. At October 31, 2025, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2024.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative

MFS Global Total Return Fund
Notes to Financial Statements  - continued
counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Written Option Contracts	$—	$(78,392)
Credit	Purchased Option Contracts	155,443	—
Interest Rate	Futures Contracts	107,586	(352,158)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	463,230	(759,596)
Interest Rate	Cleared Swap Agreements	158,172	(152,510)
Total		$884,431	$(1,342,656)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$298,843	$255,448	$—	$—	$—
Foreign Exchange	—	—	621,757	—	—
Credit	—	44,471	—	(561,796)	142,430
Total	$298,843	$299,919	$621,757	$(561,796)	$142,430
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$268,138	$5,584	$—	$—	$—
Foreign Exchange	—	—	80,648	190,266	—
Credit	—	(64,511)	—	—	(56,538)
Total	$268,138	$(58,927)	$80,648	$190,266	$(56,538)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's

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Notes to Financial Statements  - continued
custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined interest rate swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

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Notes to Financial Statements  - continued
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days.  The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by

MFS Global Total Return Fund
Notes to Financial Statements  - continued
U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the

MFS Global Total Return Fund
Notes to Financial Statements  - continued
non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$41,252,155	$26,200,915
Long-term capital gains	70,708,735	24,942,121
Total distributions	$111,960,890	$51,143,036
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$1,014,067,129
Gross appreciation	254,687,207
Gross depreciation	(33,017,995)
Net unrealized appreciation (depreciation)	$221,669,212
Undistributed ordinary income	13,916,667
Undistributed long-term capital gain	66,246,150
Other temporary differences	(5,845)
Total distributable earnings (loss)	$301,826,184
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

MFS Global Total Return Fund
Notes to Financial Statements  - continued
dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 10/31/25	Year ended 10/31/24
Class A	$53,856,778	$24,092,160
Class B	233,575	170,857
Class C	2,329,308	1,374,656
Class I	33,628,583	15,166,614
Class R1	217,397	79,106
Class R2	314,201	145,804
Class R3	1,105,459	479,850
Class R4	312,487	151,653
Class R6	19,963,102	9,482,336
Total	$111,960,890	$51,143,036
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.84%
In excess of $500 million and up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $172,840, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.76% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.09%	1.84%	1.84%	0.84%	1.84%	1.34%	1.09%	0.84%	0.77%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this reduction amounted to $1,151,094, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,896 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,544,350
Class B	0.75%	0.25%	1.00%	1.00%	24,111
Class C	0.75%	0.25%	1.00%	1.00%	270,116
Class R1	0.75%	0.25%	1.00%	1.00%	27,645
Class R2	0.25%	0.25%	0.50%	0.50%	16,741
Class R3	—	0.25%	0.25%	0.25%	31,881
Total Distribution and Service Fees					$1,914,844
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $378, $28, and $21 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$5,180
Class B	257
Class C	232
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $157,761, which equated to 0.0127% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $973,979.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0140% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$81
8/19/2024	Redemption	Class R1	4	76
8/19/2024	Redemption	Class R2	4	72
8/19/2024	Redemption	Class R3	4	78
8/19/2024	Redemption	Class R4	2	32
During the year ended October 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $672,215 and $597,060, respectively. The sales transactions resulted in net realized gains (losses) of $554,266.
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$147,598,548	$146,790,006
Non-U.S. Government securities	609,385,620	769,704,092
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,897,758	$50,117,433	3,076,173	$53,314,562
Class B	208	3,554	192	3,309
Class C	195,415	3,455,841	76,538	1,319,082
Class I	2,819,569	48,208,134	4,357,836	73,676,000
Class R1	17,246	294,768	23,343	399,885
Class R2	22,410	379,602	24,684	421,180
Class R3	97,280	1,667,213	81,778	1,402,789
Class R4	15,418	264,434	23,992	425,207
Class R6	1,836,345	31,205,497	2,177,142	37,194,723
	7,901,649	$135,596,476	9,841,678	$168,156,737
Shares issued to shareholders in reinvestment of distributions
Class A	2,931,584	$49,367,385	1,292,143	$22,060,105
Class B	13,604	233,541	9,646	166,656
Class C	133,246	2,242,765	78,425	1,330,040
Class I	1,809,185	30,000,942	789,270	13,302,233
Class R1	13,028	217,397	4,694	79,106
Class R2	17,808	294,366	8,081	135,757
Class R3	65,912	1,105,459	28,217	479,850
Class R4	18,478	311,521	8,851	151,550
Class R6	997,808	16,550,353	471,451	7,944,681
	6,000,653	$100,323,729	2,690,778	$45,649,978

MFS Global Total Return Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,766,643)	$(116,783,739)	(6,848,861)	$(118,460,335)
Class B	(115,618)	(2,036,923)	(205,125)	(3,611,835)
Class C	(701,354)	(12,126,796)	(1,358,107)	(23,496,341)
Class I	(5,942,638)	(100,340,820)	(5,993,323)	(101,643,821)
Class R1	(15,384)	(255,120)	(28,655)	(505,490)
Class R2	(95,068)	(1,588,141)	(48,388)	(827,316)
Class R3	(155,911)	(2,674,386)	(161,549)	(2,770,218)
Class R4	(64,443)	(1,055,559)	(48,316)	(841,489)
Class R6	(3,893,458)	(66,463,823)	(3,461,796)	(59,087,044)
	(17,750,517)	$(303,325,307)	(18,154,120)	$(311,243,889)
Net change
Class A	(937,301)	$(17,298,921)	(2,480,545)	$(43,085,668)
Class B	(101,806)	(1,799,828)	(195,287)	(3,441,870)
Class C	(372,693)	(6,428,190)	(1,203,144)	(20,847,219)
Class I	(1,313,884)	(22,131,744)	(846,217)	(14,665,588)
Class R1	14,890	257,045	(618)	(26,499)
Class R2	(54,850)	(914,173)	(15,623)	(270,379)
Class R3	7,281	98,286	(51,554)	(887,579)
Class R4	(30,547)	(479,604)	(15,473)	(264,732)
Class R6	(1,059,305)	(18,707,973)	(813,203)	(13,947,640)
	(3,848,215)	$(67,405,102)	(5,621,664)	$(97,437,174)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $5,863 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$18,790,396	$398,807,987	$392,383,105	$1,259	$1,574	$25,218,111

MFS Global Total Return Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$784,520	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Global Total Return Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Global Total Return Fund and the Board of Trustees of MFS Series Trust VI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Global Total Return Fund (the “Fund”) (one of the funds constituting MFS Series Trust VI (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VI) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 15, 2025

MFS Global Total Return Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $84,529,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 25.27% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Total Return Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Total Return Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Total Return Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Global Total Return Fund
Board Review of Investment Advisory Agreement
MFS Global Total Return Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Global Total Return Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  In addition, the Trustees considered the Fund’s recent improved relative performance for the one- and three-year periods ended February 28, 2025.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Global Total Return Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Utilities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Utilities Fund
Portfolio of Investments − 10/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Energy - Renewables – 2.2%
EDP Renovaveis S.A.	3,503,657	$51,208,056
Generac Holdings, Inc. (a)	50,658	8,511,557
		$59,719,613
Natural Gas - Distribution – 3.9%
Atmos Energy Corp.	268,148	$46,046,375
NiSource, Inc.	1,219,905	51,370,199
Spire, Inc.	79,988	6,910,963
		$104,327,537
Utilities - Electric Power – 91.2%
Alliant Energy Corp.	1,104,515	$73,803,692
Ameren Corp.	957,522	97,686,394
American Electric Power Co., Inc.	833,344	100,217,949
CenterPoint Energy, Inc.	506,448	19,366,572
Constellation Energy	629,928	237,482,856
Dominion Energy, Inc.	1,667,045	97,838,871
DTE Energy Co.	762,967	103,412,547
Duke Energy Corp.	168,471	20,940,945
E.ON SE	1,078,751	20,068,837
Edison International	1,393,263	77,158,905
Enel S.p.A.	2,742,044	27,724,933
Energias de Portugal S.A.	4,060,835	20,173,910
Entergy Corp.	571,868	54,950,796
National Grid PLC	2,136,333	31,994,108
NextEra Energy, Inc.	3,836,295	312,274,413
OGE Energy Corp.	706,058	31,165,400
PG&E Corp.	9,495,162	151,542,786
Pinnacle West Capital Corp. (l)	654,412	57,928,550
Portland General Electric Co.	840,358	38,387,553
PPL Corp.	2,475,025	90,387,913
Public Service Enterprise Group, Inc.	1,089,629	87,780,512
RWE AG	1,879,181	92,403,180
Sempra	1,455,760	133,842,574
Southern Co.	1,082,045	101,755,512
SSE PLC	2,342,515	58,962,255
Vistra Corp.	657,650	123,835,495
WEC Energy Group, Inc.	252,105	28,167,692
Xcel Energy, Inc.	1,827,817	148,363,906
		$2,439,619,056
Utilities - Water – 1.5%
United Utilities Group PLC	1,813,602	$28,602,260
Veolia Environnement S.A.	366,648	12,107,972
		$40,710,232
Total Common Stocks (Identified Cost, $1,574,160,040)		$2,644,376,438
MMUFS-ANN
1

MFS Utilities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $21,916,163)	21,914,261	$21,918,644
Collateral for Securities Loaned – 0.3%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.04% (j) (Identified Cost, $6,944,850)	6,944,850	$6,944,850
Other Assets, Less Liabilities – 0.1%		3,562,164
Net Assets – 100.0%		$2,676,802,096

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,918,644 and
$2,651,321,288, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 10/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	2,974,344	USD	3,442,386	Morgan Stanley Capital Services LLC	1/16/2026	$383
USD	153,965,881	EUR	131,951,716	Deutsche Bank AG	1/16/2026	1,233,317
USD	9,939,682	EUR	8,442,388	State Street Corp.	1/16/2026	167,718
USD	7,541,132	GBP	5,620,167	HSBC Bank	1/16/2026	157,736
USD	71,027,765	GBP	53,430,729	JPMorgan Chase Bank N.A.	1/16/2026	834,095
						$2,393,249
Liability Derivatives
EUR	691,941	USD	812,188	HSBC Bank	1/16/2026	$(11,274)
EUR	20,418,565	USD	24,080,198	Morgan Stanley Capital Services LLC	1/16/2026	(445,948)
EUR	418,065	USD	487,869	State Street Corp.	1/16/2026	(3,964)
GBP	589,699	USD	789,578	Citibank N.A.	1/16/2026	(14,872)
						$(476,058)
At October 31, 2025, the fund had cash collateral of $360,000 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
2

MFS Utilities Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 Assets
Investments in unaffiliated issuers, at value, including $6,718,668 of securities on loan (identified cost, $1,581,104,890)	$2,651,321,288
Investments in affiliated issuers, at value (identified cost, $21,916,163)	21,918,644
Cash	850,000
Foreign currency, at value (identified cost, $9,274)	9,558
Restricted cash for
Forward foreign currency exchange contracts	360,000
Receivables for
Forward foreign currency exchange contracts	2,393,249
Investments sold	5,274,428
Fund shares sold	966,298
Interest and dividends	4,071,639
Total assets	$2,687,165,104
Liabilities
Payables for
Due to broker	$700,000
Forward foreign currency exchange contracts	476,058
Investments purchased	92
Fund shares reacquired	969,667
Collateral for securities loaned, at value	6,944,850
Payable to affiliates
Investment adviser	86,778
Administrative services fee	1,931
Shareholder servicing costs	698,319
Distribution and service fees	30,484
Payable for independent Trustees' compensation	119
Accrued expenses and other liabilities	454,710
Total liabilities	$10,363,008
Net assets	$2,676,802,096
Net assets consist of
Paid-in capital	$1,554,040,934
Total distributable earnings (loss)	1,122,761,162
Net assets	$2,676,802,096
Shares of beneficial interest outstanding	102,946,979

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,753,311,796	67,519,841	$25.97
Class B	4,271,158	164,987	25.89
Class C	54,344,925	2,104,543	25.82
Class I	569,881,404	21,811,462	26.13
Class R1	5,192,220	202,345	25.66
Class R2	20,296,898	784,500	25.87
Class R3	156,291,766	6,024,381	25.94
Class R4	17,849,362	686,342	26.01
Class R6	95,362,567	3,648,578	26.14

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.55 [100 / 94.25 x $25.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
3

MFS Utilities Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 10/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$74,975,472
Dividends from affiliated issuers	819,667
Other	94,262
Income on securities loaned	59,134
Total investment income	$75,948,535
Expenses
Management fee	$15,242,872
Distribution and service fees	5,290,870
Shareholder servicing costs	2,984,261
Administrative services fee	345,098
Independent Trustees' compensation	52,414
Custodian fee	192,884
Shareholder communications	107,241
Audit and tax fees	80,735
Legal fees	14,190
Miscellaneous	365,127
Total expenses	$24,675,692
Fees paid indirectly	(33,046)
Reduction of expenses by investment adviser and distributor	(354,302)
Net expenses	$24,288,344
Net investment income (loss)	$51,660,191
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$68,596,469
Affiliated issuers	(6,638)
Forward foreign currency exchange contracts	(7,208,995)
Foreign currency	(1,555)
Net realized gain (loss)	$61,379,281
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$169,874,754
Affiliated issuers	2,324
Forward foreign currency exchange contracts	(1,305,494)
Translation of assets and liabilities in foreign currencies	158,036
Net unrealized gain (loss)	$168,729,620
Net realized and unrealized gain (loss)	$230,108,901
Change in net assets from operations	$281,769,092
See Notes to Financial Statements
4

MFS Utilities Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	10/31/25	10/31/24
Change in net assets
From operations
Net investment income (loss)	$51,660,191	$54,561,832
Net realized gain (loss)	61,379,281	41,845,508
Net unrealized gain (loss)	168,729,620	556,405,240
Change in net assets from operations	$281,769,092	$652,812,580
Total distributions to shareholders	$(93,027,834)	$(146,695,329)
Change in net assets from fund share transactions	$(202,925,743)	$(308,563,535)
Total change in net assets	$(14,184,485)	$197,553,716
Net assets
At beginning of period	2,690,986,581	2,493,432,865
At end of period	$2,676,802,096	$2,690,986,581
See Notes to Financial Statements
5

MFS Utilities Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$24.09	$19.74	$22.88	$24.45	$21.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.45	$0.45	$0.41	$0.46
Net realized and unrealized gain (loss)	2.26	5.11	(1.61)	(0.48)	3.52
Total from investment operations	$2.73	$5.56	$(1.16)	$(0.07)	$3.98
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.46)	$(0.44)	$(0.44)	$(0.26)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.85)	$(1.21)	$(1.98)	$(1.50)	$(1.18)
Net asset value, end of period (x)	$25.97	$24.09	$19.74	$22.88	$24.45
Total return (%) (r)(s)(t)(x)	11.80	28.99	(6.06)	(0.50)	18.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.01	1.03	1.00	1.00
Expenses after expense reductions (f)	1.00	1.00	1.02	0.99	0.99
Net investment income (loss)	1.99	2.09	2.04	1.72	1.98
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$1,753,312	$1,749,244	$1,577,695	$1,861,665	$1,951,571

Class B	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$23.99	$19.64	$22.75	$24.30	$21.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.30	$0.29	$0.24	$0.30
Net realized and unrealized gain (loss)	2.26	5.07	(1.60)	(0.49)	3.49
Total from investment operations	$2.55	$5.37	$(1.31)	$(0.25)	$3.79
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.27)	$(0.26)	$(0.24)	$(0.10)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.65)	$(1.02)	$(1.80)	$(1.30)	$(1.02)
Net asset value, end of period (x)	$25.89	$23.99	$19.64	$22.75	$24.30
Total return (%) (r)(s)(t)(x)	10.95	28.05	(6.76)	(1.24)	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.76	1.78	1.75	1.75
Expenses after expense reductions (f)	1.75	1.75	1.77	1.74	1.74
Net investment income (loss)	1.25	1.39	1.30	1.01	1.27
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$4,271	$8,855	$15,416	$31,760	$49,750

See Notes to Financial Statements
6

MFS Utilities Fund
Financial Highlights - continued
Class C	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$23.96	$19.63	$22.75	$24.30	$21.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.29	$0.28	$0.24	$0.30
Net realized and unrealized gain (loss)	2.24	5.08	(1.60)	(0.49)	3.49
Total from investment operations	$2.53	$5.37	$(1.32)	$(0.25)	$3.79
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.29)	$(0.26)	$(0.24)	$(0.10)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.67)	$(1.04)	$(1.80)	$(1.30)	$(1.02)
Net asset value, end of period (x)	$25.82	$23.96	$19.63	$22.75	$24.30
Total return (%) (r)(s)(t)(x)	10.92	28.06	(6.77)	(1.23)	18.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	1.76	1.78	1.75	1.75
Expenses after expense reductions (f)	1.75	1.75	1.77	1.74	1.74
Net investment income (loss)	1.24	1.36	1.29	1.00	1.28
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$54,345	$60,007	$65,272	$104,022	$149,761

Class I	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$24.24	$19.85	$23.00	$24.57	$21.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.51	$0.51	$0.47	$0.53
Net realized and unrealized gain (loss)	2.27	5.14	(1.62)	(0.48)	3.54
Total from investment operations	$2.80	$5.65	$(1.11)	$(0.01)	$4.07
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.50)	$(0.50)	$(0.32)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.91)	$(1.26)	$(2.04)	$(1.56)	$(1.24)
Net asset value, end of period (x)	$26.13	$24.24	$19.85	$23.00	$24.57
Total return (%) (r)(s)(t)(x)	12.05	29.35	(5.84)	(0.24)	19.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.76	0.78	0.75	0.75
Expenses after expense reductions (f)	0.75	0.75	0.77	0.74	0.74
Net investment income (loss)	2.23	2.34	2.30	1.96	2.24
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$569,881	$563,509	$541,544	$714,999	$687,188

See Notes to Financial Statements
7

MFS Utilities Fund
Financial Highlights - continued
Class R1	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$23.82	$19.53	$22.65	$24.23	$21.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.28	$0.23	$0.28
Net realized and unrealized gain (loss)	2.23	5.06	(1.58)	(0.49)	3.51
Total from investment operations	$2.52	$5.34	$(1.30)	$(0.26)	$3.79
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.30)	$(0.28)	$(0.26)	$(0.11)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.68)	$(1.05)	$(1.82)	$(1.32)	$(1.03)
Net asset value, end of period (x)	$25.66	$23.82	$19.53	$22.65	$24.23
Total return (%) (r)(s)(t)(x)	10.93	28.05	(6.75)	(1.27)	18.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.76	1.78	1.75	1.75
Expenses after expense reductions (f)	1.75	1.75	1.77	1.74	1.74
Net investment income (loss)	1.25	1.33	1.29	0.96	1.23
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$5,192	$4,727	$4,373	$5,243	$5,126

Class R2	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$24.00	$19.66	$22.80	$24.36	$21.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.40	$0.40	$0.35	$0.41
Net realized and unrealized gain (loss)	2.25	5.09	(1.61)	(0.47)	3.50
Total from investment operations	$2.66	$5.49	$(1.21)	$(0.12)	$3.91
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.40)	$(0.39)	$(0.38)	$(0.21)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.79)	$(1.15)	$(1.93)	$(1.44)	$(1.13)
Net asset value, end of period (x)	$25.87	$24.00	$19.66	$22.80	$24.36
Total return (%) (r)(s)(t)(x)	11.50	28.71	(6.33)	(0.72)	18.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	1.26	1.28	1.25	1.25
Expenses after expense reductions (f)	1.25	1.25	1.27	1.24	1.24
Net investment income (loss)	1.74	1.85	1.79	1.47	1.74
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$20,297	$24,884	$29,316	$38,534	$41,968

See Notes to Financial Statements
8

MFS Utilities Fund
Financial Highlights - continued
Class R3	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$24.07	$19.72	$22.86	$24.43	$21.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.45	$0.45	$0.41	$0.47
Net realized and unrealized gain (loss)	2.25	5.11	(1.61)	(0.48)	3.51
Total from investment operations	$2.72	$5.56	$(1.16)	$(0.07)	$3.98
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.46)	$(0.44)	$(0.44)	$(0.26)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.85)	$(1.21)	$(1.98)	$(1.50)	$(1.18)
Net asset value, end of period (x)	$25.94	$24.07	$19.72	$22.86	$24.43
Total return (%) (r)(s)(t)(x)	11.76	29.01	(6.07)	(0.49)	18.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.01	1.03	1.00	1.00
Expenses after expense reductions (f)	1.00	1.00	1.02	0.99	0.99
Net investment income (loss)	1.99	2.09	2.05	1.71	1.99
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$156,292	$164,372	$162,193	$217,043	$201,006

Class R4	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$24.13	$19.77	$22.91	$24.48	$21.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.53	$0.51	$0.51	$0.48	$0.53
Net realized and unrealized gain (loss)	2.26	5.11	(1.61)	(0.49)	3.52
Total from investment operations	$2.79	$5.62	$(1.10)	$(0.01)	$4.05
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.51)	$(0.50)	$(0.50)	$(0.32)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.91)	$(1.26)	$(2.04)	$(1.56)	$(1.24)
Net asset value, end of period (x)	$26.01	$24.13	$19.77	$22.91	$24.48
Total return (%) (r)(s)(t)(x)	12.06	29.31	(5.81)	(0.24)	19.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.76	0.78	0.75	0.75
Expenses after expense reductions (f)	0.75	0.75	0.77	0.74	0.74
Net investment income (loss)	2.24	2.34	2.29	1.98	2.25
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$17,849	$18,453	$17,643	$23,369	$25,766

See Notes to Financial Statements
9

MFS Utilities Fund
Financial Highlights - continued
Class R6	Year ended
	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Net asset value, beginning of period	$24.25	$19.85	$23.01	$24.58	$21.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.55	$0.52	$0.53	$0.49	$0.54
Net realized and unrealized gain (loss)	2.27	5.16	(1.63)	(0.48)	3.54
Total from investment operations	$2.82	$5.68	$(1.10)	$0.01	$4.08
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.53)	$(0.52)	$(0.52)	$(0.33)
From net realized gain	(0.37)	(0.75)	(1.54)	(1.06)	(0.92)
Total distributions declared to shareholders	$(0.93)	$(1.28)	$(2.06)	$(1.58)	$(1.25)
Net asset value, end of period (x)	$26.14	$24.25	$19.85	$23.01	$24.58
Total return (%) (r)(s)(t)(x)	12.15	29.51	(5.79)	(0.15)	19.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	0.67	0.69	0.66	0.66
Expenses after expense reductions (f)	0.66	0.66	0.68	0.65	0.65
Net investment income (loss)	2.32	2.41	2.40	2.04	2.29
Portfolio turnover rate	14	6	15	23	12
Net assets at end of period (000 omitted)	$95,363	$96,936	$79,981	$91,255	$79,499

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
10

MFS Utilities Fund
Notes to Financial Statements
(1) Business and Organization
MFS Utilities Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, commodity prices, the negative impact of regulation, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Utilities Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,644,376,438	$—	$—	$2,644,376,438
Investment Companies	28,863,494	—	—	28,863,494
Total	$2,673,239,932	$—	$—	$2,673,239,932

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,393,249	$—	$2,393,249
Forward Foreign Currency Exchange Contracts – Liabilities	—	(476,058)	—	(476,058)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
12

MFS Utilities Fund
Notes to Financial Statements  - continued
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,393,249	$(476,058)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(7,208,995)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended October 31, 2025 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(1,305,494)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against
13

MFS Utilities Fund
Notes to Financial Statements  - continued
declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $6,718,668. The fair value of the fund's investment securities on loan and a related liability of $6,944,850 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
14

MFS Utilities Fund
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 10/31/25	Year ended 10/31/24
Ordinary income (including any short-term capital gains)	$52,724,673	$54,635,855
Long-term capital gains	40,303,161	92,059,474
Total distributions	$93,027,834	$146,695,329
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$1,610,311,209
Gross appreciation	1,077,503,659
Gross depreciation	(12,657,745)
Net unrealized appreciation (depreciation)	$1,064,845,914
Undistributed ordinary income	1,445,062
Undistributed long-term capital gain	56,392,853
Other temporary differences	77,333
Total distributable earnings (loss)	$1,122,761,162
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Utilities Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25	Year ended 10/31/24
Class A	$60,028,577	$93,170,331
Class B	198,556	703,087
Class C	1,593,931	3,236,710
Class I	20,607,795	32,249,302
Class R1	135,954	222,035
Class R2	735,083	1,595,227
Class R3	5,504,435	9,246,180
Class R4	680,184	1,110,344
Class R6	3,543,319	5,162,113
Total	$93,027,834	$146,695,329
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $3 billion	0.60%
In excess of $3 billion and up to $10 billion	0.55%
In excess of $10 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 28, 2027. For the year ended October 31, 2025, this management fee reduction amounted to $352,791, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $71,186 for the year ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Utilities Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,156,953
Class B	0.75%	0.25%	1.00%	1.00%	60,458
Class C	0.75%	0.25%	1.00%	1.00%	539,336
Class R1	0.75%	0.25%	1.00%	1.00%	48,266
Class R2	0.25%	0.25%	0.50%	0.50%	106,406
Class R3	—	0.25%	0.25%	0.25%	379,451
Total Distribution and Service Fees					$5,290,870
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended October 31, 2025, this rebate amounted to $1,425, $13, $67, and $6 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2025, were as follows:
Amount
Class A	$26,735
Class B	1,521
Class C	10,531
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2025, the fee was $555,732, which equated to 0.0219% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,428,529.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended October 31, 2025 was equivalent to an annual effective rate of 0.0136% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
17

MFS Utilities Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	7	$160
8/19/2024	Redemption	Class R1	4	101
8/19/2024	Redemption	Class R2	6	144
8/19/2024	Redemption	Class R3	4	81
8/19/2024	Redemption	Class R4	5	120
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended October 31, 2025, this reimbursement amounted to $93,453, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended October 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $357,357,174 and $617,279,183, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,748,126	$64,703,029	3,138,783	$67,484,887
Class B	650	15,016	1,495	32,997
Class C	302,865	7,130,036	250,229	5,377,271
Class I	3,124,242	74,198,066	3,328,422	72,272,917
Class R1	64,772	1,519,527	29,039	620,923
Class R2	152,674	3,577,800	189,658	4,074,200
Class R3	808,628	19,130,606	672,015	14,708,167
Class R4	146,526	3,457,896	148,466	3,102,759
Class R6	978,840	23,594,486	1,012,284	22,324,525
	8,327,323	$197,326,462	8,770,391	$189,998,646
Shares issued to shareholders in reinvestment of distributions
Class A	2,449,316	$56,705,511	4,111,311	$87,845,022
Class B	8,654	198,523	32,672	691,342
Class C	67,672	1,554,812	148,940	3,154,617
Class I	798,864	18,615,381	1,352,850	29,073,408
Class R1	5,943	135,954	10,524	222,035
Class R2	31,849	733,730	74,904	1,590,931
Class R3	238,037	5,504,435	433,301	9,245,175
Class R4	26,914	623,889	48,001	1,027,316
Class R6	128,303	2,988,423	200,957	4,324,384
	3,755,552	$87,060,658	6,413,460	$137,174,230
18

MFS Utilities Fund
Notes to Financial Statements  - continued
	Year ended 10/31/25		Year ended 10/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,278,026)	$(242,124,548)	(14,582,277)	$(311,066,478)
Class B	(213,418)	(4,996,991)	(449,972)	(9,484,343)
Class C	(770,556)	(18,015,952)	(1,219,812)	(25,859,932)
Class I	(5,360,754)	(126,125,741)	(8,716,344)	(185,766,005)
Class R1	(66,790)	(1,599,600)	(65,086)	(1,363,951)
Class R2	(436,675)	(10,253,000)	(718,778)	(15,037,705)
Class R3	(1,850,653)	(43,857,296)	(2,501,780)	(53,098,866)
Class R4	(251,840)	(5,905,296)	(324,364)	(7,123,136)
Class R6	(1,456,489)	(34,434,439)	(1,243,603)	(26,935,995)
	(20,685,201)	$(487,312,863)	(29,822,016)	$(635,736,411)
Net change
Class A	(5,080,584)	$(120,716,008)	(7,332,183)	$(155,736,569)
Class B	(204,114)	(4,783,452)	(415,805)	(8,760,004)
Class C	(400,019)	(9,331,104)	(820,643)	(17,328,044)
Class I	(1,437,648)	(33,312,294)	(4,035,072)	(84,419,680)
Class R1	3,925	55,881	(25,523)	(520,993)
Class R2	(252,152)	(5,941,470)	(454,216)	(9,372,574)
Class R3	(803,988)	(19,222,255)	(1,396,464)	(29,145,524)
Class R4	(78,400)	(1,823,511)	(127,897)	(2,993,061)
Class R6	(349,346)	(7,851,530)	(30,362)	(287,086)
	(8,602,326)	$(202,925,743)	(14,638,165)	$(308,563,535)
Effective June 1, 2019, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended October 31, 2025, the fund’s commitment fee and interest expense were $12,853 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$12,668,528	$438,792,540	$429,538,110	$(6,638)	$2,324	$21,918,644

19

MFS Utilities Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$819,667	$—
20

MFS Utilities Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Utilities Fund and the Board of Trustees of MFS Series Trust VI
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Utilities Fund (the “Fund”) (one of the funds constituting MFS Series Trust VI (the “Trust”)), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VI) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
December 15, 2025
21

MFS Utilities Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $48,103,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Utilities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Utilities Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Utilities Fund
Board Review of Investment Advisory Agreement
MFS Utilities Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
24

MFS Utilities Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $3 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 15, 2025

*  Print name and title of each signing officer under his or her signature.